UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

 (Exact name of registrant as specified in charter)

1111 Polaris Parkway

Columbus, Ohio 43240

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.1%
50,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.450%, 05/15/14	50,511
	AmeriCredit Automobile Receivables Trust,
229,277	Series 2006-BG, Class A4, 5.210%, 09/06/13	234,289
32,002	Series 2010-1, Class A2, 0.970%, 01/15/13	32,020
25,000	Series 2010-1, Class A3, 1.660%, 03/17/14	25,177
	Bank of America Auto Trust,
200,000	Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	202,852
100,000	Series 2010-1A, Class A3, 1.390%, 03/15/14 (e)	100,880
100,000	Series 2010-1A, Class A4, 2.180%, 02/15/17 (e)	102,716
43,675	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.626%, 04/25/36	30,682
60,000	CarMax Auto Owner Trust, Series 2010-1, Class A3, 1.560%, 07/15/14	60,686
200,000	Centex Home Equity, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	201,475
450,000	Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	477,568
125,000	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	126,505
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.536%, 04/25/34	839
120,000	Series 2004-1, Class M1, VAR, 0.756%, 03/25/34	93,505
100,000	Series 2004-1, Class M2, VAR, 0.806%, 03/25/34	81,674
23,762	Countrywide Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.557%, 02/15/34	11,236
100,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.790%, 08/15/13	101,782
100,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 07/15/15	106,365
	Long Beach Mortgage Loan Trust,
253,686	Series 2003-4, Class M1, VAR, 1.276%, 08/25/33	200,413
190,000	Series 2004-1, Class M1, VAR, 1.006%, 02/25/34	157,178
125,000	Series 2004-1, Class M2, VAR, 1.081%, 02/25/34	106,886
38,907	Series 2006-WL2, Class 2A3, VAR, 0.456%, 01/25/36	32,454
160,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 07/15/14	170,172
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.706%, 03/25/35	103,985
12,285	Residential Asset Securities Corp., Series 2003-KS9, Class A2B, VAR, 0.896%, 11/25/33	5,138
90,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.210%, 05/15/15	92,493

	Total Asset-Backed Securities (Cost $3,040,375)	2,909,481
Collateralized Mortgage Obligations — 48.8%
	Agency CMO — 37.6%
287,436	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	332,886
	Federal Home Loan Mortgage Corp. REMICS,
1,567	Series 1065, Class J, 9.000%, 04/15/21	1,912
9,026	Series 11, Class D, 9.500%, 07/15/19	9,775
192,178	Series 1113, Class J, 8.500%, 06/15/21	223,647
10,187	Series 1250, Class J, 7.000%, 05/15/22	11,798
18,597	Series 1316, Class Z, 8.000%, 06/15/22	22,090
30,784	Series 1324, Class Z, 7.000%, 07/15/22	35,651
149,085	Series 1343, Class LA, 8.000%, 08/15/22	177,085
30,689	Series 1343, Class LB, 7.500%, 08/15/22	35,964
20,079	Series 1394, Class ID, IF, 9.566%, 10/15/22	22,465
19,095	Series 1395, Class G, 6.000%, 10/15/22	20,805
13,358	Series 1505, Class Q, 7.000%, 05/15/23	15,470
26,496	Series 1518, Class G, IF, 8.763%, 05/15/23	30,134
26,395	Series 1541, Class O, VAR, 1.890%, 07/15/23	26,626
399,959	Series 1577, Class PV, 6.500%, 09/15/23	432,432
548,368	Series 1584, Class L, 6.500%, 09/15/23	618,970
18,445	Series 1596, Class D, 6.500%, 10/15/13	18,443
8,837	Series 1607, Class SA, IF, 18.451%, 10/15/13	10,283
21,575	Series 1609, Class LG, IF, 16.656%, 11/15/23	26,236
550,050	Series 1633, Class Z, 6.500%, 12/15/23	592,858
500,000	Series 1638, Class H, 6.500%, 12/15/23	564,375
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,912
128,724	Series 1694, Class PK, 6.500%, 03/15/24	139,717
16,913	Series 1700, Class GA, PO, 02/15/24	15,366
68,888	Series 1798, Class F, 5.000%, 05/15/23	72,354
150,479	Series 1863, Class Z, 6.500%, 07/15/26	169,854
4,027	Series 1865, Class D, PO, 02/15/24	2,791
47,595	Series 1981, Class Z, 6.000%, 05/15/27	51,856
61,355	Series 1987, Class PE, 7.500%, 09/15/27	71,901
240,923	Series 1999, Class PU, 7.000%, 10/15/27	279,019
14,317	Series 2025, Class PE, 6.300%, 01/15/13	14,316
378,257	Series 2031, Class PG, 7.000%, 02/15/28 (m)	412,123
15,454	Series 2033, Class SN, HB, IF, 23.559%, 03/15/24	8,940
352,009	Series 2035, Class PC, 6.950%, 03/15/28	362,325
26,369	Series 2038, Class PN, IO, 7.000%, 03/15/28	5,689
74,307	Series 2054, Class PV, 7.500%, 05/15/28	77,964
24,389	Series 2055, Class OE, 6.500%, 05/15/13	24,700
427,935	Series 2057, Class PE, 6.750%, 05/15/28	495,602
124,370	Series 2064, Class TE, 7.000%, 06/15/28	144,036
91,589	Series 2075, Class PH, 6.500%, 08/15/28	103,381
372,267	Series 2095, Class PE, 6.000%, 11/15/28	403,373
41,177	Series 2102, Class TU, 6.000%, 12/15/13	43,561
90,362	Series 2115, Class PE, 6.000%, 01/15/14	94,596
18,763	Series 2132, Class SB, HB, IF, 29.426%, 03/15/29	29,028
37,316	Series 2134, Class PI, IO, 6.500%, 03/15/19	5,914
5,842	Series 2135, Class UK, IO, 6.500%, 03/15/14	448
130,946	Series 2178, Class PB, 7.000%, 08/15/29	151,652
175,286	Series 2182, Class ZB, 8.000%, 09/15/29	208,207
7,101	Series 22, Class C, 9.500%, 04/15/20	7,776
31,446	Series 2247, Class Z, 7.500%, 08/15/30	35,303
446,996	Series 2259, Class ZC, 7.350%, 10/15/30	523,824
9,679	Series 2261, Class ZY, 7.500%, 10/15/30	11,342
176,448	Series 2283, Class K, 6.500%, 12/15/23	190,898
17,607	Series 2306, Class K, PO, 05/15/24	15,676
42,256	Series 2306, Class SE, IF, IO, 7.990%, 05/15/24	6,857
58,500	Series 2325, Class PM, 7.000%, 06/15/31	64,842
307,073	Series 2344, Class ZD, 6.500%, 08/15/31	336,593
52,445	Series 2344, Class ZJ, 6.500%, 08/15/31	57,586
30,090	Series 2345, Class NE, 6.500%, 08/15/31	32,273
254,069	Series 2345, Class PQ, 6.500%, 08/15/16	272,442
90,911	Series 2355, Class BP, 6.000%, 09/15/16	98,080
214,321	Series 2359, Class ZB, 8.500%, 06/15/31	246,096
433,465	Series 2367, Class ME, 6.500%, 10/15/31	472,943
48,380	Series 2390, Class DO, PO, 12/15/31	41,934
146,922	Series 2391, Class QR, 5.500%, 12/15/16	159,969
127,817	Series 2394, Class MC, 6.000%, 12/15/16	138,130
68,504	Series 2410, Class OE, 6.375%, 02/15/32	74,224
89,166	Series 2410, Class QS, IF, 18.831%, 02/15/32	120,107
67,150	Series 2410, Class QX, IF, IO, 8.393%, 02/15/32	17,605
82,333	Series 2412, Class SP, IF, 15.585%, 02/15/32	99,853
131,286	Series 2423, Class MC, 7.000%, 03/15/32	145,671
222,232	Series 2423, Class MT, 7.000%, 03/15/32	246,737
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	262,711
470,000	Series 2435, Class VH, 6.000%, 07/15/19	481,517
95,050	Series 2444, Class ES, IF, IO, 7.693%, 03/15/32	21,027
63,367	Series 2450, Class SW, IF, IO, 7.743%, 03/15/32	11,806
247,533	Series 2455, Class GK, 6.500%, 05/15/32	270,868
73,541	Series 2460, Class VZ, 6.000%, 11/15/29	74,030
160,568	Series 2484, Class LZ, 6.500%, 07/15/32	181,241
790,000	Series 2500, Class MC, 6.000%, 09/15/32	871,754
68,463	Series 2503, Class BH, 5.500%, 09/15/17	75,089
173,147	Series 2515, Class DE, 4.000%, 03/15/32	179,114
663,995	Series 2527, Class BP, 5.000%, 11/15/17	722,007
288,075	Series 2535, Class BK, 5.500%, 12/15/22	320,365
5,300,000	Series 2543, Class YX, 6.000%, 12/15/32 (m)	5,949,133
500,000	Series 2544, Class HC, 6.000%, 12/15/32	554,001
47,316	Series 2565, Class MB, 6.000%, 05/15/30	48,051
500,000	Series 2575, Class ME, 6.000%, 02/15/33	563,477
3,230,000	Series 2578, Class PG, 5.000%, 02/15/18	3,559,177
75,370	Series 2586, Class WI, IO, 6.500%, 03/15/33	13,709
290,636	Series 2594, Class VQ, 6.000%, 08/15/20	299,588
43,626	Series 2597, Class DS, IF, IO, 7.293%, 02/15/33	2,343
114,707	Series 2599, Class DS, IF, IO, 6.743%, 02/15/33	3,590
199,303	Series 2610, Class DS, IF, IO, 6.843%, 03/15/33	8,548
255,571	Series 2611, Class SH, IF, IO, 7.393%, 10/15/21	10,759
385,516	Series 2626, Class KA, 3.000%, 03/15/30	389,773
530,173	Series 2626, Class NS, IF, IO, 6.293%, 06/15/23	58,522
121,233	Series 2631, Class TE, 4.500%, 02/15/28	121,266
524,309	Series 2636, Class Z, 4.500%, 06/15/18	562,061
199,277	Series 2638, Class DS, IF, 8.343%, 07/15/23	217,225
7,529	Series 2643, Class HI, IO, 4.500%, 12/15/16	129
329,194	Series 2647, Class A, 3.250%, 04/15/32	344,411
2,680,258	Series 2651, Class VZ, 4.500%, 07/15/18	2,872,113
2,438,000	Series 2656, Class BG, 5.000%, 10/15/32	2,654,523
16,454	Series 2656, Class SH, HB, IF, 20.828%, 02/15/25	16,682
273,091	Series 2668, Class SB, IF, 6.971%, 10/15/15	282,883
410,000	Series 2682, Class LC, 4.500%, 07/15/32	445,360
203,690	Series 2682, Class YS, IF, 8.611%, 10/15/33	210,429
2,500,000	Series 2684, Class PD, 5.000%, 03/15/29	2,597,892
230,259	Series 2684, Class TO, PO, 10/15/33	216,820
148,617	Series 2691, Class WS, IF, 8.614%, 10/15/33	153,887
109,121	Series 2705, Class SC, IF, 8.614%, 11/15/33	113,025
166,572	Series 2705, Class SD, IF, 8.669%, 11/15/33	174,291
750,000	Series 2727, Class BS, IF, 8.689%, 01/15/34	778,120
202,169	Series 2744, Class FE, VAR, 02/15/34	194,570
1,250,000	Series 2749, Class TD, 5.000%, 06/15/21	1,299,788
85,906	Series 2753, Class S, IF, 11.485%, 02/15/34	86,927
109,825	Series 2755, Class SA, IF, 13.685%, 05/15/30	124,124
72,698	Series 2766, Class SX, IF, 15.722%, 03/15/34	75,268
11,019	Series 2769, Class PO, PO, 03/15/34	11,012
291,653	Series 2776, Class SK, IF, 8.689%, 04/15/34	295,542
11,527	Series 2778, Class BS, IF, 15.107%, 04/15/34	11,775
161,920	Series 2780, Class JG, 4.500%, 04/15/19	168,485
625,000	Series 2827, Class DG, 4.500%, 07/15/19	695,909
84,338	Series 2827, Class SQ, IF, 7.500%, 01/15/19	87,134
866,752	Series 2929, Class PC, 5.000%, 01/15/28	883,907
264	Series 2975, Class KO, PO, 05/15/35	265
84,962	Series 2989, Class PO, PO, 06/15/23	82,080
300,000	Series 3047, Class OD, 5.500%, 10/15/35	340,653
525,213	Series 3085, Class VS, HB, IF, 27.691%, 12/15/35	840,736
154,859	Series 3117, Class EO, PO, 02/15/36	139,517
186,434	Series 3260, Class CS, IF, IO, 5.883%, 01/15/37	22,034
895,362	Series 3385, Class SN, IF, IO, 5.743%, 11/15/37	94,249
500,271	Series 3387, Class SA, IF, IO, 6.163%, 11/15/37	58,873
917,966	Series 3430, Class AI, IO, 1.417%, 09/15/12	13,200
820,054	Series 3451, Class SA, IF, IO, 5.793%, 05/15/38	102,957
1,142,414	Series 3455, Class SE, IF, IO, 5.943%, 06/15/38	118,406
982,231	Series 3688, Class NI, IO, 5.000%, 04/15/32	121,089
1,343	Series 47, Class F, 10.000%, 06/15/20	1,643
1,184	Series 99, Class Z, 9.500%, 01/15/21	1,319
	Federal Home Loan Mortgage Corp. STRIPS,
522,291	Series 233, Class 11, IO, 5.000%, 09/15/35	65,589
1,064,866	Series 239, Class S30, IF, IO, 7.443%, 08/15/36	156,761
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
22,966	Series T-41, Class 3A, VAR, 7.500%, 07/25/32	26,913
157,785	Series T-54, Class 2A, 6.500%, 02/25/43	178,100
72,217	Series T-54, Class 3A, 7.000%, 02/25/43	82,914
284,647	Series T-56, Class APO, PO, 05/25/43	254,758
43,560	Series T-58, Class APO, PO, 09/25/43	30,649
	Federal National Mortgage Association REMICS,
15,493	Series 1988-16, Class B, 9.500%, 06/25/18	17,799
7,195	Series 1989-83, Class H, 8.500%, 11/25/19	8,670
1,965	Series 1990-1, Class D, 8.800%, 01/25/20	2,272
9,247	Series 1990-10, Class L, 8.500%, 02/25/20	11,142
1,359	Series 1990-93, Class G, 5.500%, 08/25/20	1,458
32	Series 1990-140, Class K, HB, 652.145%, 12/25/20	389
3,101	Series 1990-143, Class J, 8.750%, 12/25/20	3,694
56,333	Series 1992-101, Class J, 7.500%, 06/25/22	59,702
22,732	Series 1992-143, Class MA, 5.500%, 09/25/22	25,481
67,698	Series 1993-146, Class E, PO, 05/25/23	60,045
169,934	Series 1993-155, Class PJ, 7.000%, 09/25/23	191,431
5,142	Series 1993-165, Class SD, IF, 11.137%, 09/25/23	6,099
25,639	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	32,199
14,480	Series 1993-167, Class GA, 7.000%, 09/25/23	14,847
234,711	Series 1993-203, Class PL, 6.500%, 10/25/23	259,772
22,402	Series 1993-205, Class H, PO, 09/25/23	19,963
1,654,606	Series 1993-223, Class PZ, 6.500%, 12/25/23	1,861,833
203,224	Series 1993-225, Class UB, 6.500%, 12/25/23	219,137
5,392	Series 1993-230, Class FA, VAR, 0.881%, 12/25/23	5,444
477,008	Series 1993-250, Class Z, 7.000%, 12/25/23	508,394
47,110	Series 1993-257, Class C, PO, 06/25/23	46,143
549,657	Series 1994-37, Class L, 6.500%, 03/25/24	619,910
4,995,624	Series 1994-72, Class K, 6.000%, 04/25/24	5,494,459
40,826	Series 1995-2, Class Z, 8.500%, 01/25/25	49,195
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	93,841
10,241	Series 1996-59, Class J, 6.500%, 08/25/22	11,526
53,472	Series 1996-59, Class K, 6.500%, 07/25/23	55,194
321,643	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	14,395
33,324	Series 1997-39, Class PD, 7.500%, 05/20/27	38,076
74,287	Series 1997-46, Class PL, 6.000%, 07/18/27	81,348
181,842	Series 1997-61, Class ZC, 7.000%, 02/25/23	211,164
68,301	Series 1998-36, Class ZB, 6.000%, 07/18/28	75,447
78,623	Series 1998-43, Class SA, IF, IO, 17.610%, 04/25/23	31,902
108,651	Series 1998-46, Class GZ, 6.500%, 08/18/28	121,264
252,008	Series 1998-58, Class PC, 6.500%, 10/25/28	279,985
494,825	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	88,759
13,066	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	3,230
206,497	Series 2001-4, Class PC, 7.000%, 03/25/21	229,161
167,598	Series 2001-30, Class PM, 7.000%, 07/25/31	190,485
852,000	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	150,756
240,610	Series 2001-36, Class DE, 7.000%, 08/25/31	273,263
32,383	Series 2001-44, Class PD, 7.000%, 09/25/31	36,792
136,768	Series 2001-52, Class XN, 6.500%, 11/25/15	147,771
420,551	Series 2001-61, Class Z, 7.000%, 11/25/31	477,940
158,833	Series 2001-69, Class PG, 6.000%, 12/25/16	172,574
112,068	Series 2001-71, Class QE, 6.000%, 12/25/16	121,814
36,154	Series 2001-80, Class PE, 6.000%, 07/25/29	37,169
71,842	Series 2002-1, Class HC, 6.500%, 02/25/22	77,897
19,521	Series 2002-1, Class SA, HB, IF, 24.355%, 02/25/32	28,653
166,979	Series 2002-2, Class UC, 6.000%, 02/25/17	180,916
186,345	Series 2002-3, Class OG, 6.000%, 02/25/17	202,464
459,955	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	22,824
213,690	Series 2002-28, Class PK, 6.500%, 05/25/32	238,379
772,035	Series 2002-62, Class ZE, 5.500%, 11/25/17	838,201
565,221	Series 2002-68, Class SH, IF, IO, 7.743%, 10/18/32	97,446
74,717	Series 2002-77, Class S, IF, 14.014%, 12/25/32	87,906
12,718	Series 2002-91, Class UH, IO, 5.500%, 06/25/22	745
500,000	Series 2002-94, Class BK, 5.500%, 01/25/18	557,544
382,531	Series 2003-7, Class A1, 6.500%, 12/25/42	431,423
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	312,530
1,631,033	Series 2003-35, Class MD, 5.000%, 11/25/16	1,668,139
250,000	Series 2003-41, Class PE, 5.500%, 05/25/23	289,813
171,161	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	35,528
100,000	Series 2003-47, Class PE, 5.750%, 06/25/33	112,491
72,389	Series 2003-64, Class SX, IF, 13.102%, 07/25/33	82,033
117,265	Series 2003-66, Class PA, 3.500%, 02/25/33	121,906
647,059	Series 2003-68, Class LC, 3.000%, 07/25/22	666,625
243,937	Series 2003-68, Class QP, 3.000%, 07/25/22	248,777
137,818	Series 2003-71, Class DS, IF, 7.121%, 08/25/33	138,763
423,900	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	29,127
479,340	Series 2003-80, Class SY, IF, IO, 7.394%, 06/25/23	41,806
3,600,000	Series 2003-81, Class MC, 5.000%, 12/25/32	3,907,642
600,000	Series 2003-82, Class VB, 5.500%, 08/25/33	658,716
76,317	Series 2003-91, Class SD, IF, 12.073%, 09/25/33	86,434
250,000	Series 2003-106, Class US, IF, 8.691%, 11/25/23	263,283
502,639	Series 2003-116, Class SB, IF, IO, 7.344%, 11/25/33	93,816
2,901,667	Series 2003-128, Class DY, 4.500%, 01/25/24	3,186,819
75,469	Series 2003-130, Class SX, IF, 11.136%, 01/25/34	84,581
121,377	Series 2003-132, Class OA, PO, 08/25/33	114,548
1,850,000	Series 2004-2, Class OE, 5.000%, 05/25/23	2,034,560
217,875	Series 2004-4, Class QM, IF, 13.688%, 06/25/33	255,743
136,940	Series 2004-10, Class SC, HB, IF, 27.575%, 02/25/34	198,113
140,963	Series 2004-14, Class SD, IF, 8.691%, 03/25/34	144,104
164,412	Series 2004-21, Class CO, PO, 04/25/34	150,685
122,997	Series 2004-22, Class A, 4.000%, 04/25/19	129,386
283,697	Series 2004-36, Class SA, IF, 18.820%, 05/25/34	396,624
212,424	Series 2004-46, Class SK, IF, 15.795%, 05/25/34	250,991
47,131	Series 2004-51, Class SY, IF, 13.728%, 07/25/34	55,439
150,029	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	161,985
1,182,382	Series 2004-75, Class VK, 4.500%, 09/25/22	1,275,281
200,000	Series 2004-76, Class CL, 4.000%, 10/25/19	215,935
79,223	Series 2004-92, Class JO, PO, 12/25/34	78,966
358,858	Series 2005-28, Class JA, 5.000%, 04/25/35	363,978
413,340	Series 2005-45, Class DC, HB, IF, 23.370%, 06/25/35	642,641
94,267	Series 2005-47, Class AN, 5.000%, 12/25/16	95,407
215,138	Series 2005-52, Class PA, 6.500%, 06/25/35	235,621
853,000	Series 2005-68, Class BC, 5.250%, 06/25/35	935,789
617,961	Series 2005-84, Class XM, 5.750%, 10/25/35	686,737
700,000	Series 2005-110, Class MN, 5.500%, 06/25/35	787,329
151,698	Series 2006-22, Class AO, PO, 04/25/36	138,979
108,638	Series 2006-46, Class SW, HB, IF, 23.260%, 06/25/36	160,797
341,917	Series 2006-59, Class QO, PO, 01/25/33	323,331
410,172	Series 2006-110, Class PO, PO, 11/25/36	358,720
857,491	Series 2006-117, Class GS, IF, IO, 6.394%, 12/25/36	78,310
488,292	Series 2007-7, Class SG, IF, IO, 6.244%, 08/25/36	55,993
1,226,813	Series 2007-53, Class SH, IF, IO, 5.844%, 06/25/37	147,303
501,105	Series 2007-88, Class VI, IF, IO, 6.284%, 09/25/37	66,489
807,726	Series 2007-100, Class SM, IF, IO, 6.194%, 10/25/37	100,611
845,304	Series 2008-1, Class BI, IF, IO, 5.654%, 02/25/38	109,181
337,471	Series 2008-16, Class IS, IF, IO, 5.944%, 03/25/38	31,232
428,259	Series 2008-46, Class HI, IO, VAR, 6.633%, 06/25/38	30,877
302,913	Series 2008-53, Class CI, IF, IO, 6.944%, 07/25/38	39,257
547,505	Series 2010-35, Class SB, IF, IO, 6.164%, 04/25/40	52,212
9,898	Series G92-15, Class Z, 7.000%, 01/25/22	10,041
4,384	Series G92-42, Class Z, 7.000%, 07/25/22	4,956
117,242	Series G92-44, Class ZQ, 8.000%, 07/25/22	139,665
52,582	Series G92-54, Class ZQ, 7.500%, 09/25/22	59,710
3,306	Series G92-59, Class F, VAR, 2.453%, 10/25/22	3,364
8,826	Series G92-61, Class Z, 7.000%, 10/25/22	9,834
19,631	Series G92-66, Class KA, 6.000%, 12/25/22	21,962
92,846	Series G92-66, Class KB, 7.000%, 12/25/22	105,263
25,988	Series G93-1, Class KA, 7.900%, 01/25/23	30,117
27,281	Series G93-17, Class SI, IF, 6.000%, 04/25/23	29,080
	Federal National Mortgage Association STRIPS,
60,615	Series 329, Class 1, PO, 01/01/33	54,574
242,209	Series 365, Class 8, IO, 5.500%, 05/01/36	37,974
	Federal National Mortgage Association Whole Loan,
95,076	Series 1999-W1, Class PO, 02/25/29	93,501
477,091	Series 1999-W4, Class A9, 6.250%, 02/25/29	508,288
823,823	Series 2002-W7, Class A4, 6.000%, 06/25/29	897,194
552,046	Series 2003-W1, Class 1A1, 6.500%, 12/25/42	622,605
69,887	Series 2003-W1, Class 2A, VAR, 7.500%, 12/25/42	82,291
95,426	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	110,813
	Government National Mortgage Association,
78,198	Series 1994-3, Class PQ, 7.488%, 07/16/24	84,297
341,702	Series 1994-7, Class PQ, 6.500%, 10/16/24	385,909
81,274	Series 1996-16, Class E, 7.500%, 08/16/26	93,848
75,698	Series 1997-8, Class PN, 7.500%, 05/16/27	79,083
190,202	Series 1998-22, Class PD, 6.500%, 09/20/28	199,949
90,583	Series 1998-26, Class K, 7.500%, 09/17/25	105,898
60,595	Series 1999-17, Class L, 6.000%, 05/20/29	64,387
74,096	Series 1999-41, Class Z, 8.000%, 11/16/29	87,850
46,468	Series 1999-44, Class PC, 7.500%, 12/20/29	54,161
59,066	Series 1999-44, Class ZG, 8.000%, 12/20/29	70,030
40,375	Series 2000-6, Class Z, 7.500%, 02/20/30	47,201
70,999	Series 2000-14, Class PD, 7.000%, 02/16/30	76,356
268,076	Series 2000-21, Class Z, 9.000%, 03/16/30	321,607
32,279	Series 2000-26, Class Z, 7.750%, 09/20/30	38,271
4,926	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1,374
800,000	Series 2000-36, Class PB, 7.500%, 11/16/30	940,662
60,413	Series 2000-37, Class B, 8.000%, 12/20/30	71,627
15,769	Series 2000-38, Class AH, 7.150%, 12/20/30	18,203
42,593	Series 2001-4, Class SJ, IF, IO, 7.893%, 01/19/30	8,618
2,324,502	Series 2001-10, Class PE, 6.500%, 03/16/31 (m)	2,486,915
331,733	Series 2001-22, Class PS, HB, IF, 20.339%, 03/17/31	459,155
116,704	Series 2001-36, Class S, IF, IO, 7.793%, 08/16/31	24,268
322,019	Series 2001-53, Class SR, IF, IO, 7.893%, 10/20/31	36,532
160,386	Series 2001-64, Class MQ, 6.500%, 12/20/31	171,477
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,105,835
21,848	Series 2002-24, Class SB, IF, 11.539%, 04/16/32	26,962
103,544	Series 2002-54, Class GB, 6.500%, 08/20/32	111,910
83,069	Series 2003-4, Class NI, IO, 5.500%, 01/20/32	5,089
13,088	Series 2003-24, Class PO, PO, 03/16/33	11,248
4,721,321	Series 2003-59, Class XA, IO, VAR, 2.010%, 06/16/34	267,503
2,589,132	Series 2003-75, Class BE, 6.000%, 04/16/28	2,632,066
221,485	Series 2003-76, Class LS, IF, IO, 6.943%, 09/20/31	18,844
722,818	Series 2004-11, Class SW, IF, IO, 5.243%, 02/20/34	87,406
59,626	Series 2004-28, Class S, IF, 18.955%, 04/16/34	84,813
1,029,156	Series 2004-62, Class VA, 5.500%, 07/20/15	1,092,588
648,124	Series 2007-45, Class QA, IF, IO, 6.383%, 07/20/37	70,088
574,040	Series 2007-76, Class SA, IF, IO, 6.273%, 11/20/37	65,675
518,663	Series 2008-2, Class MS, IF, IO, 6.903%, 01/16/38	51,518
410,079	Series 2008-55, Class SA, IF, IO, 5.943%, 06/20/38	39,235
331,166	Series 2009-6, Class SA, IF, IO, 5.843%, 02/16/39	24,655
956,357	Series 2009-6, Class SH, IF, IO, 5.783%, 02/20/39	93,205
581,958	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	75,935
383,321	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	40,215
1,269,967	Series 2009-22, Class SA, IF, IO, 6.013%, 04/20/39	123,991
1,293,249	Series 2009-31, Class ST, IF, IO, 6.093%, 03/20/39	131,120
1,293,249	Series 2009-31, Class TS, IF, IO, 6.043%, 03/20/39	134,798
337,009	Series 2009-79, Class OK, PO, 11/16/37	310,818
1,552,893	Series 2009-106, Class ST, VAR, 5.743%, 02/20/38	172,897
	Vendee Mortgage Trust,
99,149	Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	111,976
232,032	Series 1996-1, Class 1Z, 6.750%, 02/15/26	266,148
125,845	Series 1996-2, Class 1Z, 6.750%, 06/15/26	145,273
455,901	Series 1997-1, Class 2Z, 7.500%, 02/15/27	532,976
125,111	Series 1998-1, Class 2E, 7.000%, 03/15/28	143,487

		98,285,653
	Non-Agency CMO — 11.2%
9,072	Adjustable Rate Mortgage Trust, Series 2004-1, Class 9A2, VAR, 1.056%, 01/25/35	8,748
200,000	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	199,941
500,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 2.159%, 09/25/35	215,903
	Banc of America Alternative Loan Trust,
220,731	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	225,953
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	219,308
97,753	Series 2004-6, Class 15PO, PO, 07/25/19	75,667
	Banc of America Funding Corp.,
161,244	Series 2003-1, Class APO, PO, 05/20/33	130,261
181,962	Series 2003-3, Class 1A33, 5.500%, 10/25/33	185,289
100,220	Series 2004-1, Class PO, PO, 03/25/34	72,033
792,727	Series 2005-6, Class 2A7, 5.500%, 10/25/35	742,805
156,496	Series 2005-7, Class 30PO, PO, 11/25/35	100,137
388,864	Series 2005-E, Class 4A1, VAR, 2.940%, 03/20/35	377,549
	Banc of America Mortgage Securities, Inc.,
43,597	Series 2003-8, Class APO, PO, 11/25/33	31,502
42,782	Series 2004-4, Class APO, PO, 05/25/34	31,579
566,231	Series 2004-5, Class 2A2, 5.500%, 06/25/34	544,591
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	189,825
159,627	Series 2004-6, Class APO, PO, 07/25/34	115,176
263,352	Series 2004-7, Class 1A19, PO, 08/25/34	215,713
278,101	Series 2004-J, Class 3A1, VAR, 5.091%, 11/25/34	258,206
1,412,693	Series 2005-5, Class 1A26, IO, 5.500%, 06/25/35	76,915
	Bear Stearns Adjustable Rate Mortgage Trust,
142,185	Series 2003-7, Class 3A, VAR, 2.849%, 10/25/33	139,058
243,887	Series 2005-5, Class A1, VAR, 2.300%, 08/25/35	233,648
630,236	Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	569,136
335,841	Citicorp Mortgage Securities, Inc., Series 2004-5, Class 2A5, 4.500%, 08/25/34	345,286
	Citigroup Mortgage Loan Trust, Inc.,
33,172	Series 2003-UP3, Class A3, 7.000%, 09/25/33	33,868
128,320	Series 2003-UST1, Class A1, 5.500%, 12/25/18	133,654
61,010	Series 2003-UST1, Class PO1, PO, 12/25/18	50,137
30,547	Series 2003-UST1, Class PO3, PO, 12/25/18	25,153
144,146	Series 2005-1, Class 2A1A, VAR, 3.031%, 04/25/35	85,381
	Countrywide Alternative Loan Trust,
148,224	Series 2002-8, Class A4, 6.500%, 07/25/32	145,669
61,248	Series 2003-J1, Class PO, PO, 10/25/33	44,646
1,612,408	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,496,372
200,000	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	200,053
176,287	Series 2005-5R, Class A1, 5.250%, 12/25/18	181,609
917,530	Series 2005-20CB, Class 3A8, IF, IO, 4.494%, 07/25/35	102,543
77,263	Series 2005-26CB, Class A10, IF, 12.586%, 07/25/35	79,436
1,174,068	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	973,907
600,000	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	486,318
1,720,164	Series 2005-22T1, Class A2, IF, IO, 4.814%, 06/25/35	179,425
1,639,476	Series 2005-J1, Class 1A4, IF, IO, 4.844%, 02/25/35	166,401
200,000	Series 2007-21CB, Class 1A5, 6.000%, 09/25/37 (f) (i)	48,900
	Countrywide Home Loan Mortgage Pass-Through Trust,
392,958	Series 2003-26, Class 1A6, 3.500%, 08/25/33	373,518
74,470	Series 2003-34, Class A11, 5.250%, 09/25/33	76,829
184,235	Series 2003-44, Class A6, PO, 10/25/33	146,016
103,219	Series 2003-J7, Class 4A3, IF, 9.442%, 08/25/18	108,113
129,571	Series 2004-7, Class 2A1, VAR, 2.424%, 06/25/34	123,661
80,427	Series 2004-HYB1, Class 2A, VAR, 3.285%, 05/20/34	69,020
102,640	Series 2004-HYB3, Class 2A, VAR, 2.626%, 06/20/34	90,393
383,899	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	399,191
77,006	Series 2004-J8, Class POA, PO, 11/25/19	59,202
500,000	Series 2005-16, Class A23, 5.500%, 09/25/35	451,059
524,006	Series 2005-22, Class 2A1, VAR, 4.711%, 11/25/35	395,702
64,385	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	51,736
335,505	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	262,752
	First Horizon Asset Securities, Inc.,
120,782	Series 2003-3, Class 1A4, 3.900%, 05/25/33	120,785
146,998	Series 2004-AR7, Class 2A1, VAR, 2.870%, 02/25/35	145,579
300,000	Series 2004-AR7, Class 2A2, VAR, 2.870%, 02/25/35	274,352
281,818	Series 2005-AR1, Class 2A2, VAR, 2.875%, 04/25/35	265,069
	GMAC Mortgage Corp. Loan Trust,
294,434	Series 2003-AR1, Class A4, VAR, 3.604%, 10/19/33	291,894
329,731	Series 2004-J5, Class A7, 6.500%, 01/25/35	338,178
650,000	Series 2005-AR3, Class 3A4, VAR, 3.222%, 06/19/35	520,189
	GSR Mortgage Loan Trust,
521,218	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	378,751
862,475	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	889,567
205,418	Series 2004-10F, Class 2A1, 5.000%, 08/25/19	210,902
68,820	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	46,769
2,261,363	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.374%, 08/25/35	19,787
	MASTR Adjustable Rate Mortgages Trust,
190,169	Series 2004-13, Class 2A1, VAR, 2.934%, 04/21/34	190,344
855,038	Series 2004-13, Class 3A6, VAR, 2.903%, 11/21/34	858,243
	MASTR Alternative Loans Trust,
242,880	Series 2003-9, Class 8A1, 6.000%, 01/25/34	237,049
645,298	Series 2004-4, Class 10A1, 5.000%, 05/25/24	658,966
363,751	Series 2004-6, Class 7A1, 6.000%, 07/25/34	369,462
49,840	Series 2004-7, Class 30PO, PO, 08/25/34	33,329
326,094	Series 2004-8, Class 6A1, 5.500%, 09/25/19	335,591
375,025	Series 2004-10, Class 1A1, 4.500%, 09/25/19	379,881
	MASTR Asset Securitization Trust,
118,436	Series 2003-12, Class 15, PO, 12/25/18	94,875
165,320	Series 2004-6, Class 15PO, PO, 05/25/19	132,276
155,731	Series 2004-8, Class PO, PO, 08/25/19	125,660
318,483	Series 2004-10, Class 15, PO, 10/25/19	254,872
604,733	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	387,029
91,840	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.576%, 02/25/35	66,333
83,802	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	85,563
703,345	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	149,192
	Residential Accredit Loans, Inc.,
166,757	Series 2002-QS8, Class A5, 6.250%, 06/25/17	169,123
887,943	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	786,659
42,332	Series 2003-QS3, Class A2, IF, 15.936%, 02/25/18	47,050
134,759	Series 2003-QS3, Class A8, IF, IO, 7.344%, 02/25/18	15,611
304,916	Series 2003-QS9, Class A3, IF, IO, 7.294%, 05/25/18	43,140
406,902	Series 2003-QS14, Class A1, 5.000%, 07/25/18	412,771
120,513	Series 2003-QS18, Class A1, 5.000%, 09/25/18	122,662
47,757	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	48,585
	Residential Funding Mortgage Securities I,
90,321	Series 2003-S7, Class A17, 4.000%, 05/25/33	92,160
22,820	Series 2003-S12, Class 4A5, 4.500%, 12/25/32	22,956
221,828	Series 2005-SA4, Class 1A1, VAR, 3.221%, 09/25/35	177,543
10,331	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	10,738
	Salomon Brothers Mortgage Securities VII, Inc.,
190,700	Series 2003-HYB1, Class A, VAR, 3.240%, 09/25/33	189,651
14,599	Series 2003-UP2, Class PO1, PO, 12/25/18	11,806
400,000	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.933%, 06/25/34	393,863
	Structured Asset Securities Corp.,
261,782	Series 2003-8, Class 1A2, 5.000%, 04/25/18	268,368
246,001	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	246,537
164,021	Series 2004-20, Class 1A3, 5.250%, 11/25/34	168,104
35,936	Series 2005-6, Class 5A8, IF, 13.388%, 05/25/35	38,484
	WaMu Mortgage Pass-Through Certificates,
41,776	Series 2003-AR8, Class A, VAR, 2.717%, 08/25/33	42,318
211,647	Series 2003-AR9, Class 1A6, VAR, 2.709%, 09/25/33	204,680
173,973	Series 2003-S4, Class 3A, 5.500%, 06/25/33	182,966
331,876	Series 2003-S8, Class A4, 4.500%, 09/25/18	340,674
751,615	Series 2003-S10, Class A5, 5.000%, 10/25/18	766,582
57,817	Series 2003-S10, Class A6, PO, 10/25/18	57,032
132,884	Series 2003-S11, Class 2A5, IF, 16.345%, 11/25/33	139,435
77,328	Series 2004-AR3, Class A2, VAR, 2.707%, 06/25/34	76,702
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
2,329,588	Series 2005-2, Class 1A4, IF, IO, 4.794%, 04/25/35	253,253
812,914	Series 2005-2, Class 2A3, IF, IO, 4.744%, 04/25/35	81,533
613,954	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	117,841
786,917	Series 2005-4, Class CB7, 5.500%, 06/25/35	653,674
69,269	Series 2005-4, Class DP, PO, 06/25/20	53,005
229,644	Series 2005-6, Class 2A4, 5.500%, 08/25/35	197,550
21,923	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	22,657
	Wells Fargo Mortgage-Backed Securities Trust,
116,192	Series 2003-8, Class A9, 4.500%, 08/25/18	119,114
662,505	Series 2003-11, Class 1A4, 4.750%, 10/25/18	669,046
44,207	Series 2003-11, Class 1APO, PO, 10/25/18	36,795
158,917	Series 2003-15, Class 1A1, 4.750%, 12/25/18	165,016
134,339	Series 2003-K, Class 1A1, VAR, 4.472%, 11/25/33	133,709
268,678	Series 2003-K, Class 1A2, VAR, 4.472%, 11/25/33	278,479
175,476	Series 2004-7, Class 2A2, 5.000%, 07/25/19	182,857
153,662	Series 2004-EE, Class 3A1, VAR, 3.036%, 12/25/34	151,274
399,185	Series 2004-P, Class 2A1, VAR, 2.913%, 09/25/34	396,402
221,025	Series 2005-AR8, Class 2A1, VAR, 2.947%, 06/25/35	215,371
147,478	Series 2005-AR16, Class 2A1, VAR, 2.999%, 10/25/35	141,342

		29,150,498
	Total Collateralized Mortgage Obligations (Cost $120,093,287)	127,436,151
Commercial Mortgage-Backed Securities — 1.7%
	Banc of America Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	131,277
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	115,084
550,000	Series 2005-6, Class ASB, VAR, 5.346%, 09/10/47	591,085
250,000	Series 2006-4, Class A4, 5.634%, 07/10/46	270,625
	Bear Stearns Commercial Mortgage Securities,
250,000	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	266,400
249,921	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	262,570
360,000	Series 2006-PW11, Class A4, VAR, 5.623%, 03/11/39	397,338
107,394	Series 2006-PW14, Class A1, 5.044%, 12/11/38	109,405
	Citigroup Commercial Mortgage Trust,
100,000	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	100,655
62,751	Series 2006-C4, Class A1, VAR, 5.919%, 03/15/49	63,528
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, VAR, 5.609%, 02/15/39	622,025
100,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	107,650
75,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.742%, 02/15/30	80,129
312,883	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	328,254
	Morgan Stanley Capital I,
41,759	Series 2006-IQ12, Class A1, 5.257%, 12/15/43	42,132
17,413	Series 2006-T23, Class A1, 5.682%, 08/12/41	17,632
400,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.043%, 08/15/39	447,244
380,890	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	383,604

	Total Commercial Mortgage-Backed Securities (Cost $4,009,653)	4,336,637
Corporate Bonds — 13.6%
Consumer Discretionary — 1.0%
	Automobiles — 0.0% (g)
60,000	Daimler Finance North America LLC, 7.300%, 01/15/12	64,527

	Household Durables — 0.0% (g)
50,000	Newell Rubbermaid, Inc., 4.700%, 08/15/20	52,348

	Media — 0.9%
	CBS Corp.,
21,000	5.750%, 04/15/20 (c)	23,325
50,000	7.875%, 07/30/30	60,185
125,000	Comcast Cable Communications LLC, 7.125%, 06/15/13	142,895
	Comcast Cable Holdings LLC,
335,000	9.800%, 02/01/12	371,952
75,000	10.125%, 04/15/22	108,367
	Comcast Corp.,
100,000	5.500%, 03/15/11	102,151
50,000	5.900%, 03/15/16	57,757
30,000	6.500%, 01/15/17	35,688
30,000	Cox Communications, Inc., 5.450%, 12/15/14	33,937
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	128,450
125,000	6.000%, 08/15/40	129,097
100,000	Historic TW, Inc., 9.150%, 02/01/23	136,514
75,000	NBC Universal, Inc., 5.950%, 04/01/41 (e)	77,146
	News America, Inc.,
50,000	7.250%, 05/18/18	62,055
150,000	7.300%, 04/30/28	173,835
	Time Warner Cable, Inc.,
50,000	6.750%, 07/01/18	59,632
50,000	7.300%, 07/01/38	61,417
70,000	8.250%, 02/14/14	83,542
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	65,949
25,000	8.375%, 07/15/33	32,400
150,000	10.150%, 05/01/12	170,048
75,000	Time Warner, Inc., 6.200%, 03/15/40	81,705
50,000	Viacom, Inc., 6.250%, 04/30/16	58,649

		2,256,696
	Specialty Retail — 0.1%
70,000	Home Depot, Inc., 5.400%, 03/01/16	79,701
75,000	Lowe's Cos., Inc., 7.110%, 05/15/37	98,708
35,000	Staples, Inc., 9.750%, 01/15/14	43,339

		221,748
	Total Consumer Discretionary	2,595,319
Consumer Staples — 0.5%
	Beverages — 0.2%
	Anheuser-Busch InBev Worldwide, Inc.,
50,000	7.200%, 01/15/14 (e)	58,263
125,000	7.750%, 01/15/19 (e)	162,152
50,000	Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	54,708
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	112,119
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	23,032
45,000	Dr Pepper Snapple Group, Inc., 6.820%, 05/01/18	55,676
15,000	FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	16,554

		482,504
	Food & Staples Retailing — 0.1%
30,000	CVS Caremark Corp., 6.125%, 09/15/39	33,118
	Kroger Co. (The),
18,000	5.400%, 07/15/40	18,708
25,000	7.500%, 04/01/31	32,270
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	87,358

		171,454
	Food Products — 0.2%
50,000	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	54,117
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	29,248
50,000	Kellogg Co., 4.250%, 03/06/13	53,625
	Kraft Foods, Inc.,
127,000	5.375%, 02/10/20	141,865
165,000	6.125%, 02/01/18	194,536
100,000	6.875%, 02/01/38	121,263

		594,654
	Household Products — 0.0% (g)
83,131	Procter & Gamble - ESOP, 9.360%, 01/01/21	107,513

	Total Consumer Staples	1,356,125
Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
75,000	Transocean, Inc., (Switzerland), 6.500%, 11/15/20	81,681

	Oil, Gas & Consumable Fuels — 0.3%
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	116,594
25,000	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	29,295
	ConocoPhillips,
25,000	5.750%, 02/01/19	29,988
120,000	6.000%, 01/15/20	147,648
150,000	Marathon Oil Corp., 6.000%, 10/01/17	174,563
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	71,122
50,000	Statoil ASA, (Norway), 3.125%, 08/17/17	51,998
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	53,945
95,000	XTO Energy, Inc., 5.750%, 12/15/13	109,204

		784,357
	Total Energy	866,038
Financials — 7.9%
	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
75,000	2.950%, 06/18/15	78,871
55,000	4.600%, 01/15/20 (c)	60,760
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	84,890
130,000	5.000%, 12/10/19	143,308
65,000	6.250%, 09/15/17	77,725
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	101,518
	Credit Suisse USA, Inc.,
50,000	4.875%, 01/15/15	55,203
400,000	6.125%, 11/15/11	423,212
	Goldman Sachs Group, Inc. (The),
40,000	3.700%, 08/01/15	40,924
375,000	4.750%, 07/15/13	402,617
55,000	5.150%, 01/15/14	59,702
150,000	5.250%, 10/15/13	163,034
156,000	5.375%, 03/15/20	164,426
100,000	5.500%, 11/15/14	109,887
150,000	5.950%, 01/18/18	164,749
75,000	5.950%, 01/15/27	75,225
100,000	6.250%, 09/01/17	112,079
80,000	6.750%, 10/01/37	83,154
200,000	6.875%, 01/15/11 (c)	203,558
125,000	7.500%, 02/15/19	148,719
	Jefferies Group, Inc.,
110,000	6.450%, 06/08/27	108,116
100,000	8.500%, 07/15/19	116,111
	Lehman Brothers Holdings, Inc.,
315,000	0.000%, 11/10/09 (d)	68,906
200,000	4.800%, 03/13/14 (d)	44,250
100,000	5.750%, 05/17/13 (d)	22,125
175,000	6.625%, 01/18/12 (d)	38,719
	Merrill Lynch & Co., Inc.,
120,000	5.450%, 07/15/14	129,610
30,000	6.050%, 08/15/12	32,199
244,000	6.150%, 04/25/13	266,626
110,000	6.400%, 08/28/17	120,374
90,000	6.875%, 04/25/18	100,953
	Morgan Stanley,
100,000	4.200%, 11/20/14	103,672
400,000	4.750%, 04/01/14	417,747
100,000	5.625%, 09/23/19	104,115
130,000	6.250%, 08/28/17	142,141
300,000	6.600%, 04/01/12	322,626
100,000	6.750%, 04/15/11	102,998
136,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	155,414

		5,150,263
	Commercial Banks — 1.9%
82,000	Bank of Nova Scotia, (Canada), 3.400%, 01/22/15	87,586
	Barclays Bank plc, (United Kingdom),
110,000	2.500%, 01/23/13	112,389
106,000	3.900%, 04/07/15	112,326
100,000	5.200%, 07/10/14	110,862
150,000	6.050%, 12/04/17 (e)	162,673
	BB&T Corp.,
50,000	3.375%, 09/25/13	52,489
110,000	3.850%, 07/27/12	115,278
100,000	3.950%, 04/29/16	105,787
50,000	4.900%, 06/30/17	52,928
75,000	Branch Banking & Trust Co., 4.875%, 01/15/13	79,854
150,000	Credit Suisse, (Switzerland), 5.000%, 05/15/13	163,415
350,000	Glitnir Banki HF, (Iceland)10/15/08 (d) (e) (f) (i)	106,750
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	104,896
111,000	4.125%, 08/12/20 (e)	112,810
35,000	KeyCorp, 6.500%, 05/14/13	38,358
75,000	Marshall & Ilsley Corp., 5.350%, 04/01/11	76,157
	National Australia Bank Ltd., (Australia),
200,000	2.500%, 01/08/13 (e)	204,566
200,000	2.750%, 09/28/15 (e)	200,861
100,000	3.750%, 03/02/15 (e)	105,584
100,000	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	99,977
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	162,387
50,000	5.250%, 11/15/15	55,533
25,000	6.700%, 06/10/19	29,565
200,000	Rabobank Nederland N.V., (Netherlands), 3.200%, 03/11/15 (e)	208,773
50,000	Regions Financial Corp., 7.375%, 12/10/37	45,861
250,000	SunTrust Banks, Inc., 6.375%, 04/01/11	256,706
	U.S. Bancorp,
90,000	2.000%, 06/14/13	92,128
100,000	7.500%, 06/01/26	121,538
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	260,931
100,000	5.750%, 04/25/18	112,892
	Wachovia Bank N.A.,
250,000	6.000%, 11/15/17	285,746
250,000	6.600%, 01/15/38	283,729
250,000	VAR, 0.622%, 03/15/16	229,298
	Wachovia Corp.,
250,000	5.500%, 05/01/13	274,799
50,000	5.750%, 02/01/18	56,979
200,000	Wells Fargo & Co., 3.750%, 10/01/14	211,927
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	69,859
121,000	4.875%, 11/19/19	129,719

		5,093,916
	Consumer Finance — 0.5%
50,000	American Express Credit Corp., 7.300%, 08/20/13	57,472
	Capital One Financial Corp.,
65,000	5.700%, 09/15/11	67,744
185,000	6.250%, 11/15/13	205,752
50,000	6.750%, 09/15/17 (c)	60,095
	HSBC Finance Corp.,
13,000	4.750%, 07/15/13	13,845
150,000	5.000%, 06/30/15	163,358
150,000	5.250%, 01/15/14	162,623
50,000	7.350%, 11/27/32	53,587
100,000	VAR, 0.776%, 01/15/14	95,108
20,000	John Deere Capital Corp., 4.500%, 04/03/13	21,615
100,000	SLM Corp., 5.375%, 01/15/13	100,815
87,000	Toyota Motor Credit Corp., 3.200%, 06/17/15	92,294
100,000	Washington Mutual Finance Corp., 6.875%, 05/15/11	103,457

		1,197,765
	Diversified Financial Services — 2.0%
150,000	BA Covered Bond Issuer, 5.500%, 06/14/12 (c) (e)	158,402
	Bank of America Corp.,
295,000	5.650%, 05/01/18	312,554
245,000	5.750%, 12/01/17	261,943
50,000	6.500%, 08/01/16	56,220
200,000	7.375%, 05/15/14	229,870
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	92,742
100,000	6.200%, 09/30/13	114,432
100,000	7.050%, 10/01/18	126,785
50,000	7.150%, 02/15/19	64,415
	Citigroup, Inc.,
150,000	4.700%, 05/29/15	155,990
62,000	4.750%, 05/19/15 (c)	65,230
36,000	5.375%, 08/09/20	37,247
55,000	5.500%, 04/11/13	59,006
300,000	5.625%, 08/27/12	317,078
285,000	6.000%, 08/15/17	307,971
150,000	6.010%, 01/15/15	164,910
100,000	8.125%, 07/15/39	126,319
45,000	8.500%, 05/22/19	55,635
	CME Group, Inc.,
50,000	5.400%, 08/01/13	55,928
50,000	5.750%, 02/15/14	56,722
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	88,442
	General Electric Capital Corp.,
200,000	4.800%, 05/01/13	215,875
100,000	5.250%, 10/19/12	107,665
190,000	5.500%, 01/08/20	207,843
400,000	5.625%, 05/01/18	443,990
390,000	5.875%, 02/15/12	415,679
100,000	5.875%, 01/14/38	101,562
115,000	5.900%, 05/13/14	130,249
110,000	6.000%, 06/15/12	118,715
200,000	6.750%, 03/15/32	222,348
30,000	International Lease Finance Corp., 5.875%, 05/01/13	30,000
100,000	MassMutual Global Funding II, 2.300%, 09/28/15 (e)	101,477
	National Rural Utilities Cooperative Finance Corp.,
50,000	2.625%, 09/16/12	51,696
50,000	10.375%, 11/01/18	71,601

		5,126,541
	FDIC Guaranteed Securities (~) — 0.0% (g)
105,000	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	109,776

	Insurance — 1.1%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	39,701
25,000	Aflac, Inc., 6.450%, 08/15/40	26,030
60,000	Allstate Life Global Funding Trusts, 5.375%, 04/30/13	66,306
130,000	American International Group, Inc., 4.250%, 05/15/13	134,225
	AON Corp.,
23,000	3.500%, 09/30/15	23,432
18,000	6.250%, 09/30/40	18,646
300,000	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	306,750
100,000	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40	110,375
75,000	CNA Financial Corp., 5.875%, 08/15/20	76,475
165,000	Genworth Global Funding Trusts, 5.200%, 10/08/10	165,136
200,000	Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	213,773
70,000	Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	71,198
	Metropolitan Life Global Funding I,
120,000	2.500%, 01/11/13 (e)	122,874
100,000	2.875%, 09/17/12 (e)	103,132
100,000	5.200%, 09/18/13 (e)	110,027
100,000	Nationwide Financial Services, 6.250%, 11/15/11	103,824
250,000	New York Life Global Funding, 5.375%, 09/15/13 (e)	278,729
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	106,164
400,000	Principal Life Global Funding I, 6.250%, 02/15/12 (e)	422,741
	Principal Life Income Funding Trusts,
35,000	5.100%, 04/15/14	38,178
80,000	5.300%, 04/24/13	86,564
200,000	Protective Life Secured Trusts, 4.000%, 04/01/11	203,284
25,000	Travelers Cos, Inc. (The), 5.800%, 05/15/18	28,750

		2,856,314
	Real Estate Investment Trusts (REITs) — 0.2%
	CommonWealth REIT,
75,000	5.875%, 09/15/20	74,635
100,000	6.650%, 01/15/18	107,586
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,584
20,000	4.375%, 03/01/21 (c)	20,275
50,000	5.625%, 08/15/14	57,058
50,000	5.650%, 02/01/20	55,746
45,000	6.100%, 05/01/16	52,286
30,000	6.750%, 05/15/14	34,493
102,000	WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	120,850

		531,513
	Thrifts & Mortgage Finance — 0.2%
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	80,721
250,000	Countrywide Home Loans, Inc., 4.000%, 03/22/11	253,957
250,000	Stadshypotek AB, (Sweden), 1.450%, 09/30/13 (e)	250,817

		585,495
	Total Financials	20,651,583
Health Care — 0.2%
	Biotechnology — 0.1%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,695
40,000	5.700%, 02/01/19	47,802
82,000	5.750%, 03/15/40	92,942

		168,439
	Health Care Equipment & Supplies — 0.0% (g)
10,000	Baxter International, Inc., 4.000%, 03/01/14	10,936

	Health Care Providers & Services — 0.0% (g)
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,472
	WellPoint, Inc.,
13,000	5.875%, 06/15/17	14,983
9,000	7.000%, 02/15/19	10,959

		56,414
	Pharmaceuticals — 0.1%
35,000	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	39,935
50,000	GlaxoSmithKline Capital, Inc., 4.375%, 04/15/14	55,435
80,000	Novartis Capital Corp., 4.125%, 02/10/14	87,359

		182,729
	Total Health Care	418,518
Industrials — 0.4%
	Aerospace & Defense — 0.1%
135,000	Northrop Grumman Systems Corp., 7.125%, 02/15/11	138,112
20,542	Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	21,302

		159,414
	Commercial Services & Supplies — 0.0% (g)
55,000	Allied Waste North America, Inc., 6.875%, 06/01/17	60,706
43,000	Waste Management, Inc., 4.750%, 06/30/20	46,115

		106,821
	Industrial Conglomerates — 0.2%
	General Electric Co.,
250,000	5.000%, 02/01/13	271,486
65,000	5.250%, 12/06/17	73,158
50,000	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	66,271

		410,915
	Machinery — 0.0% (g)
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	29,423

	Road & Rail — 0.1%
	Burlington Northern Santa Fe LLC,
25,000	3.600%, 09/01/20	25,312
100,000	5.650%, 05/01/17	115,379
150,000	7.125%, 12/15/10	151,939
25,000	CSX Corp., 7.375%, 02/01/19	31,385
35,000	Ryder System, Inc., 3.600%, 03/01/16	35,538
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	49,633

		409,186
	Total Industrials	1,115,759
Information Technology — 0.5%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
80,000	5.500%, 02/22/16	94,372
75,000	5.900%, 02/15/39	86,677

		181,049
	Computers & Peripherals — 0.2%
	Dell, Inc.,
128,000	2.300%, 09/10/15	128,713
25,000	7.100%, 04/15/28	29,588
	Hewlett-Packard Co.,
85,000	2.950%, 08/15/12	88,622
75,000	4.750%, 06/02/14	84,068
	International Business Machines Corp.,
50,000	6.220%, 08/01/27	60,465
100,000	8.000%, 10/15/38	146,973

		538,429
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
25,000	6.000%, 04/01/20	26,949
85,000	6.875%, 07/01/13	94,816

		121,765
	IT Services — 0.0% (g)
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	66,862

	Office Electronics — 0.0% (g)
50,000	Xerox Corp., 6.750%, 02/01/17	58,625

	Software — 0.1%
75,000	Microsoft Corp., 1.625%, 09/25/15	75,054
	Oracle Corp.,
50,000	5.250%, 01/15/16	58,155
50,000	5.750%, 04/15/18	59,451
100,000	6.500%, 04/15/38	124,214

		316,874
	Total Information Technology	1,283,604
Materials — 0.3%
	Chemicals — 0.2%
	Dow Chemical Co. (The),
110,000	6.000%, 10/01/12	119,188
150,000	6.125%, 02/01/11	152,269
30,000	7.375%, 11/01/29	34,609
	E.l. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	58,002
25,000	4.900%, 01/15/41	24,923
80,000	Monsanto Co., 7.375%, 08/15/12	89,012
50,000	Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	53,802
50,000	PPG Industries, Inc., 9.000%, 05/01/21	66,035
90,000	Praxair, Inc., 5.250%, 11/15/14	103,163

		701,003
	Metals & Mining — 0.1%
	BHP Billiton Finance USA Ltd., (Australia),
40,000	5.400%, 03/29/17	45,635
80,000	6.500%, 04/01/19	98,186
60,000	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	74,079

		217,900
	Total Materials	918,903
Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
7,000	AT&T Corp., 8.000%, 11/15/31	9,364
	AT&T, Inc.,
125,000	4.950%, 01/15/13	135,830
205,000	5.350%, 09/01/40 (e)	205,966
100,000	5.500%, 02/01/18	115,985
70,000	5.600%, 05/15/18	81,797
70,000	5.800%, 02/15/19 (c)	83,443
45,000	6.300%, 01/15/38	50,826
100,000	BellSouth Corp., 5.200%, 09/15/14	112,454
244,002	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	266,322
400,000	British Telecommunications plc, (United Kingdom), 9.375%, 12/15/10	406,317
180,000	France Telecom S.A., (France), 7.750%, 03/01/11	185,282
200,000	GTE Corp., 6.840%, 04/15/18	237,076
	Telecom Italia Capital S.A., (Luxembourg),
50,000	4.950%, 09/30/14	53,236
130,000	5.250%, 11/15/13	139,672
	Telefonica Emisiones S.A.U., (Spain),
100,000	5.855%, 02/04/13	109,120
25,000	5.877%, 07/15/19	28,609
44,000	TELUS Corp., (Canada), 8.000%, 06/01/11	46,074
90,000	Verizon Communications, Inc., 6.400%, 02/15/38	104,092
200,000	Verizon Global Funding Corp., 7.750%, 12/01/30	258,214
150,000	Verizon Maryland, Inc., 7.150%, 05/01/23	160,837
100,000	Verizon Pennsylvania, Inc., 8.350%, 12/15/30	121,422
100,000	Verizon Virginia, Inc., 4.625%, 03/15/13	107,128

		3,019,066
	Wireless Telecommunication Services — 0.1%
100,000	New Cingular Wireless Services, Inc., 7.875%, 03/01/11	102,985
	Rogers Communications, Inc., (Canada),
70,000	6.375%, 03/01/14	80,639
50,000	6.800%, 08/15/18	61,767
50,000	Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	56,257

		301,648
	Total Telecommunication Services	3,320,714
Utilities — 1.2%
	Electric Utilities — 0.9%
25,000	Alabama Power Co., 6.125%, 05/15/38	29,658
	Carolina Power & Light Co.,
100,000	5.125%, 09/15/13	111,050
25,000	5.300%, 01/15/19	29,053
100,000	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	113,517
40,000	Columbus Southern Power Co., 6.050%, 05/01/18	47,266
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	42,805
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	43,005
75,000	5.100%, 04/15/18	85,993
75,000	5.625%, 11/30/12	82,007
75,000	6.250%, 01/15/12	80,271
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	74,332
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	78,082
29,000	5.750%, 10/01/41	29,092
	Florida Power & Light Co.,
30,000	5.950%, 10/01/33	34,827
30,000	5.950%, 02/01/38	35,280
	Georgia Power Co.,
37,000	4.750%, 09/01/40	36,487
25,000	5.950%, 02/01/39	29,046
40,000	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	43,962
	Nisource Finance Corp.,
50,000	7.875%, 11/15/10	50,369
85,000	10.750%, 03/15/16	112,275
25,000	Northern States Power Co., 6.250%, 06/01/36	30,577
	Oncor Electric Delivery Co. LLC,
15,000	5.950%, 09/01/13	16,805
30,000	6.800%, 09/01/18	36,745
75,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	86,974
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	93,710
	PSEG Power LLC,
37,000	5.125%, 04/15/20	40,680
65,000	7.750%, 04/15/11	67,404
175,000	Public Service Co. of Oklahoma, 6.625%, 11/15/37	205,658
	Public Service Electric & Gas Co.,
28,000	5.375%, 11/01/39	30,798
25,000	6.330%, 11/01/13	28,622
30,000	Southwestern Public Service Co., 8.750%, 12/01/18	38,818
	Spectra Energy Capital LLC,
45,000	7.500%, 09/15/38	54,943
50,000	8.000%, 10/01/19	63,287
	Virginia Electric and Power Co.,
140,000	5.100%, 11/30/12	152,306
50,000	5.400%, 04/30/18	58,303
70,000	5.950%, 09/15/17	83,500
70,000	6.350%, 11/30/37	85,653

		2,363,160
	Gas Utilities — 0.1%
30,000	AGL Capital Corp., 4.450%, 04/15/13	31,754
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	28,965
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	108,500
	TransCanada PipeLines Ltd., (Canada),
50,000	4.000%, 06/15/13	53,648
50,000	6.500%, 08/15/18	61,125
50,000	7.125%, 01/15/19 (c)	63,348

		347,340
	Multi-Utilities — 0.1%
50,000	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	57,538
	Sempra Energy,
100,000	6.500%, 06/01/16	119,646
40,000	8.900%, 11/15/13	48,098

		225,282
	Water Utilities — 0.1%
100,000	American Water Capital Corp., 6.085%, 10/15/17	113,882

	Total Utilities	3,049,664
	Total Corporate Bonds (Cost $33,731,692)	35,576,227
Foreign Government Securities — 0.2%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	78,555
200,000	2.950%, 02/05/15 (c)	211,714
100,000	United Mexican States, (Mexico), 6.625%, 03/03/15 (c)	117,500

	Total Foreign Government Securities (Cost $376,122)	407,769
Mortgage Pass-Through Securities — 6.3%
	Federal Home Loan Mortgage Corp.,
122,696	ARM, 2.481%, 01/01/27	128,561
185,627	ARM, 2.560%, 03/01/35	194,567
209,553	ARM, 2.649%, 04/01/34	218,721
34,381	ARM, 2.677%, 04/01/30	36,018
211,270	ARM, 5.939%, 01/01/37	226,627
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
65,555	4.500%, 08/01/18	69,630
117,834	5.000%, 12/01/13 - 04/01/14	122,811
29,155	5.500%, 03/01/14	31,377
13,238	6.000%, 04/01/14	14,313
332,957	6.500%, 06/01/14 - 02/01/19	359,569
95,567	7.000%, 02/01/11 - 01/01/17	100,264
16,941	8.500%, 11/01/15	19,569
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
75,207	6.000%, 12/01/22	82,293
132,576	6.500%, 11/01/22	145,739
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
204,541	5.500%, 10/01/33	219,513
687,938	6.000%, 04/01/26 - 02/01/39	740,352
827,131	6.500%, 11/01/25 - 11/01/34	917,083
123,464	7.000%, 04/01/35	140,081
10,367	8.500%, 07/01/28	12,069
132,464	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 07/01/29	144,406
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
44,132	10.000%, 01/01/20 - 09/01/20	51,617
2,194	12.000%, 07/01/19	2,554
	Federal National Mortgage Association,
542,800	ARM, 2.022%, 01/01/35	563,979
3,345	ARM, 2.168%, 03/01/19	3,442
130,042	ARM, 2.477%, 05/01/35	136,210
152,424	ARM, 2.605%, 07/01/33	159,679
180,670	ARM, 2.664%, 04/01/33 - 04/01/34	188,702
165,749	ARM, 2.687%, 10/01/34	173,512
138,821	ARM, 3.107%, 01/01/34	144,698
249,709	ARM, 3.858%, 08/01/34	262,317
9,932	ARM, 4.039%, 03/01/29	10,200
319,474	5.500%, 04/01/38	338,861
	Federal National Mortgage Association, 15 Year, Single Family,
304,077	3.500%, 09/01/18 - 05/01/19	314,665
63,111	4.000%, 07/01/18	66,920
498,674	4.500%, 07/01/18 - 05/01/23	526,077
43,363	5.000%, 06/01/18	46,279
529,321	5.500%, 04/01/22	570,083
371,187	6.000%, 04/01/13 - 09/01/22	401,705
129,560	6.500%, 11/01/11 - 08/01/20	140,661
53,116	8.000%, 11/01/12 - 01/01/16	54,841
	Federal National Mortgage Association, 20 Year, Single Family,
180,299	4.500%, 01/01/25	191,141
862,783	5.000%, 11/01/23	916,700
236,328	6.500%, 03/01/19 - 12/01/22	258,439
	Federal National Mortgage Association, 30 Year, FHA/VA,
49,897	8.500%, 10/01/26 - 06/01/30	57,537
94,480	9.000%, 04/01/25	108,763
	Federal National Mortgage Association, 30 Year, Single Family,
344,126	3.000%, 09/01/31	346,344
530,423	4.500%, 04/01/38 - 05/01/39	553,217
445,988	5.000%, 09/01/35	471,449
269,351	5.500%, 01/01/38 - 06/01/38	286,565
236,164	6.000%, 01/01/29 - 03/01/33	257,742
1,227,024	6.500%, 09/01/25 - 11/01/36	1,349,624
5,891	7.000%, 08/01/32	6,689
48,846	7.500%, 03/01/30 - 08/01/30	55,772
192,541	8.000%, 03/01/27 - 11/01/28	222,870
	Federal National Mortgage Association, Other,
150,002	4.000%, 09/01/13	153,910
215,551	4.500%, 11/01/14	224,739
138,328	5.500%, 09/01/33	148,625
167,118	6.000%, 09/01/28	180,746
240,754	6.500%, 10/01/35	262,391
29,652	7.500%, 02/01/13	31,394
31,637	8.500%, 08/01/27	36,668
	Government National Mortgage Association II, 30 Year, Single Family,
5,825	7.500%, 12/20/26	6,623
111,788	8.000%, 11/20/26 - 01/20/27	131,034
3,807	8.500%, 05/20/25	4,514
	Government National Mortgage Association II, Other,
849,199	ARM, 3.500%, 07/20/34 - 09/20/34	878,280
25,474	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	27,442
	Government National Mortgage Association, 30 Year, Single Family,
258,746	6.000%, 05/15/37 - 10/15/38	281,963
312,260	6.500%, 03/15/28 - 12/15/38	344,336
50,179	7.000%, 12/15/25 - 06/15/33	57,441
26,674	7.500%, 05/15/23 - 09/15/28	30,440
30,388	8.000%, 09/15/22 - 10/15/27	35,752
10,220	9.000%, 11/15/24	11,725
343,987	9.500%, 10/15/24	416,857

	Total Mortgage Pass-Through Securities (Cost $15,522,276)	16,428,297
Municipal Bond — 0.0% (g)
	Illinois — 0.0% (g)
160,000	State of Illinois, Taxable Pension, Series 2003, GO, 5.100%, 06/01/33 (Cost $160,000)	134,827

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $49,934)	53,091

U.S. Government Agency Securities — 9.7%
	Federal Home Loan Mortgage Corp.,
30,000	4.875%, 06/13/18	35,245
125,000	5.125%, 10/18/16	147,560
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,980,507
495,000	2.750%, 03/13/14	524,252
150,000	4.875%, 12/15/16	175,043
6,000,000	Federal National Mortgage Association Interest STRIPS, Zero Coupon, 09/23/20	4,259,940
630,000	Federal National Mortgage Association Principal STRIPS, Zero Coupon, 03/23/28	306,190
	Financing Corp., Principal STRIPS,
2,000,000	Zero Coupon, 11/02/18	1,611,090
8,000,000	Zero Coupon, 12/06/18	6,408,352
100,000	Zero Coupon, 09/26/19	76,405
4,000,000	Residual Funding Corp., Principal STRIPS, Zero Coupon, 07/15/20	2,962,368
	Resolution Funding Corp. Interest STRIPS,
1,000,000	Zero Coupon, 10/15/17	846,434
2,000,000	Zero Coupon, 01/15/20	1,515,322
33,000	Tennessee Valley Authority, 4.625%, 09/15/60	34,378
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,351,250

	Total U.S. Government Agency Securities (Cost $19,869,058)	25,234,336
U.S. Treasury Obligations — 17.8%
	U.S. Treasury Bonds,
415,000	4.375%, 02/15/38	467,653
75,000	4.500%, 05/15/38	86,262
230,000	5.000%, 05/15/37	285,595
10,000	6.375%, 08/15/27	14,128
150,000	6.750%, 08/15/26	218,180
80,000	7.250%, 08/15/22	115,988
100,000	7.500%, 11/15/16	133,898
250,000	8.000%, 11/15/21	377,070
146,000	8.125%, 08/15/19	213,559
2,190,000	8.875%, 08/15/17	3,184,225
704,000	8.875%, 02/15/19	1,064,085
560,000	9.250%, 02/15/16	788,419
	U.S. Treasury Bonds STRIPS,
2,500,000	08/15/14	2,406,017
2,000,000	11/15/14	1,915,654
1,750,000	02/15/15	1,663,700
500,000	05/15/15 (c)	471,993
570,000	08/15/15	535,048
180,000	08/15/15	168,914
4,715,000	11/15/15 (c)	4,386,468
3,300,000	02/15/16 (m)	3,041,042
1,615,000	05/15/16	1,476,181
1,925,000	08/15/16	1,738,693
3,050,000	11/15/16 (c)	2,728,457
825,000	02/15/17	731,020
1,798,000	05/15/17	1,583,249
1,827,000	08/15/17	1,590,762
2,900,000	11/15/17	2,496,970
50,000	02/15/18	42,707
270,000	02/15/19 (c)	220,768
280,000	02/15/19	228,491
100,000	05/15/19 (c)	80,600
400,000	08/15/19	317,347
10,000,000	05/15/20	7,685,240
300,000	11/15/21	214,174
10,000	11/15/24	6,183
100,000	05/15/26	57,631
200,000	11/15/27	107,120
300,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	540,880
	U.S. Treasury Inflation Indexed Notes,
170,000	1.375%, 07/15/18	183,847
200,000	2.375%, 04/15/11	222,369
	U.S. Treasury Notes,
1,550,000	1.375%, 05/15/12	1,575,127
10,000	1.500%, 12/31/13	10,249
465,000	1.750%, 01/31/14	480,185
40,000	2.000%, 11/30/13	41,638
300,000	2.625%, 12/31/14	319,570
130,000	2.750%, 10/31/13	138,247
50,000	3.125%, 08/31/13	53,625
200,000	3.250%, 12/31/16	218,266

	Total U.S. Treasury Obligations (Cost $40,406,358)	46,627,494

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,688,960	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (Cost $1,688,960)	1,688,960
Investments of Cash Collateral for Securities on Loan — 2.5%
6,619,732	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $6,619,732)	6,619,732

	Total Investments — 102.4% (Cost $245,567,447)	267,453,002
	Liabilities in Excess of Other Assets — (2.4)%	(6,205,730)
	NET ASSETS — 100.0%	$261,247,272

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
ESOP	-	Employee Stock Ownership Program
FHA	-	Federal Housing Administration
GMAC	-	General Motors Acceptance Corp.
GO	-	General Obligation
HB	-
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF	-
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2010. The rate may be subject to a cap and floor.

IO	-
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	-
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	-	Real Estate Mortgage Investment Conduits
STRIPS	-
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2010.
VA	-	Veterans Administration
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2010.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $155,650 which amounts to 0.1% of total investments.

(g)		Amount rounds to less than 0.1%.
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of September 30, 2010.
(~)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees,with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,829,168
Aggregate gross unrealized depreciation	(4,943,613)
Net unrealized appreciation/depreciation	$21,885,555
Federal income tax cost of investments	$245,567,447

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	–	2,909,481	–	2,909,481
Collateralized Mortgage Obligations
Collateralized Mortgage Obligations	–	127,387,251	48,900	127,436,151
Commercial Mortgage-Backed Securities	–	4,336,637	–	4,336,637
Corporate Bonds
Consumer Discretionary	–	2,595,319	–	2,595,319
Consumer Staples	–	1,356,125	–	1,356,125
Energy	–	866,038	–	866,038
Financials	–	20,544,833	106,750	20,651,583
Health Care	–	418,518	–	418,518
Industrials	–	1,115,759	–	1,115,759
Information Technology	–	1,283,604	–	1,283,604
Materials	–	918,903	–	918,903
Telecommunication Services	–	3,320,714	–	3,320,714
Utilities	–	3,049,664	–	3,049,664
Total Corporate Bonds	–	35,469,477	106,750	35,576,227
Foreign Government Securities	–	407,769	–	407,769
Mortgage Pass-Through Securities	–	16,428,297	–	16,428,297
Municipal Bonds	–	134,827	–	134,827
Supranational	–	53,091	–	53,091
U.S. Government Agency Securities	–	25,234,336	–	25,234,336
U.S. Treasury Obligations	–	46,627,494	–	46,627,494
Short-Term Investments
Investment Companies	1,688,960	–	–	1,688,960
Investments of Cash Collateral for Securities on Loan
Investment Companies	6,619,732	–	–	6,619,732
Total Investments in Securities	$8,308,692	$258,988,660	$155,650	$267,453,002

There were no significant transfers between Levels 1 and 2 during the nine months ended September 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 12/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/10
Investments in Securities
Collateralized Mortgage Obligations	$ -	$ -	$ 16	$ 222	$ -	$ 48,662	$ -	$ 48,900
Corporate Bonds - Financials	-	-	33,250	-	-	73,500	-	106,750
Total	$ -	$ -	$ 33,266	$ 222	$ -	$ 122,162	$ -	$ 155,650

Other Financial Instruments	-	-	-	-	-	-	-	-

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to lack of observable market inputs.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $33,266.00
JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 10.1%
	Auto Components — 0.2%
1,755	Goodyear Tire & Rubber Co. (The) (a)	18,866
4,865	Johnson Controls, Inc.	148,383

		167,249
	Automobiles — 0.5%
24,852	Ford Motor Co. (a)	304,188
1,702	Harley-Davidson, Inc. (c)	48,405

		352,593
	Distributors — 0.1%
1,139	Genuine Parts Co.	50,788

	Diversified Consumer Services — 0.1%
917	Apollo Group, Inc., Class A (a)	47,088
455	DeVry, Inc.	22,390
2,229	H&R Block, Inc.	28,866

		98,344
	Hotels, Restaurants & Leisure — 1.7%
3,141	Carnival Corp.	120,018
1,000	Darden Restaurants, Inc.	42,780
2,154	International Game Technology	31,125
2,071	Marriott International, Inc., Class A	74,204
7,691	McDonald's Corp.	573,056
5,348	Starbucks Corp.	136,802
1,374	Starwood Hotels & Resorts Worldwide, Inc. (c)	72,204
1,291	Wyndham Worldwide Corp.	35,464
544	Wynn Resorts Ltd. (c)	47,203
3,374	Yum! Brands, Inc. (c)	155,406

		1,288,262
	Household Durables — 0.4%
2,024	D.R. Horton, Inc.	22,507
1,101	Fortune Brands, Inc.	54,202
503	Harman International Industries, Inc. (a)	16,805
1,058	Leggett & Platt, Inc.	24,080
1,149	Lennar Corp., Class A (c)	17,672
2,011	Newell Rubbermaid, Inc.	35,816
2,434	Pulte Group, Inc. (a) (c)	21,322
1,197	Stanley Black & Decker, Inc.	73,352
549	Whirlpool Corp.	44,447

		310,203
	Internet & Catalog Retail — 0.7%
2,556	Amazon.com, Inc. (a)	401,446
1,501	Expedia, Inc.	42,343
350	priceline.com, Inc. (a)	121,919

		565,708
	Leisure Equipment & Products — 0.2%
1,939	Eastman Kodak Co. (a) (c)	8,144
1,010	Hasbro, Inc.	44,955
2,599	Mattel, Inc.	60,972

		114,071
	Media — 3.0%
4,919	CBS Corp., Class B	78,015
20,280	Comcast Corp., Class A	366,662
6,263	DIRECTV, Class A (a)	260,729
2,057	Discovery Communications, Inc., Class A (a) (c)	89,582
1,670	Gannett Co., Inc.	20,424
3,531	Interpublic Group of Cos., Inc. (The) (a)	35,416
2,234	McGraw-Hill Cos., Inc. (The) (c)	73,856
263	Meredith Corp. (c)	8,761
854	New York Times Co. (The), Class A (a)	6,610
16,478	News Corp., Class A	215,203
2,178	Omnicom Group, Inc.	85,988
649	Scripps Networks Interactive, Inc., Class A	30,879
2,567	Time Warner Cable, Inc.	138,592
8,126	Time Warner, Inc.	249,062
4,394	Viacom, Inc., Class B	159,019
13,820	Walt Disney Co. (The)	457,580
44	Washington Post Co. (The), Class B	17,574

		2,293,952
	Multiline Retail — 0.8%
546	Big Lots, Inc. (a)	18,154
958	Family Dollar Stores, Inc.	42,305
1,709	J.C. Penney Co., Inc. (c)	46,450
2,226	Kohl's Corp. (a)	117,266
3,054	Macy's, Inc.	70,517
1,219	Nordstrom, Inc.	45,347
320	Sears Holdings Corp. (a)	23,085
5,213	Target Corp.	278,583

		641,707
	Specialty Retail — 1.9%
638	Abercrombie & Fitch Co., Class A	25,086
455	AutoNation, Inc. (a)	10,579
207	AutoZone, Inc. (a) (c)	47,384
1,907	Bed Bath & Beyond, Inc. (a)	82,783
2,501	Best Buy Co., Inc.	102,116
1,617	CarMax, Inc. (a)	45,050
1,086	GameStop Corp., Class A (a) (c)	21,405
3,175	Gap, Inc. (The)	59,182
12,033	Home Depot, Inc.	381,205
1,913	Limited Brands, Inc.	51,230
10,140	Lowe's Cos., Inc.	226,021
1,994	Office Depot, Inc. (a)	9,172
1,003	O'Reilly Automotive, Inc. (a) (c)	53,360
906	RadioShack Corp.	19,325
870	Ross Stores, Inc.	47,519
5,276	Staples, Inc.	110,374
912	Tiffany & Co. (c)	42,855
2,895	TJX Cos., Inc.	129,204
930	Urban Outfitters, Inc. (a) (c)	29,239

		1,493,089
	Textiles, Apparel & Luxury Goods — 0.5%
2,149	Coach, Inc.	92,321
2,792	NIKE, Inc., Class B	223,751
471	Polo Ralph Lauren Corp.	42,324
624	V.F. Corp.	50,557

		408,953
	Total Consumer Discretionary	7,784,919
Consumer Staples — 11.0%
	Beverages — 2.6%
750	Brown-Forman Corp., Class B	46,230
16,688	Coca-Cola Co. (The)	976,582
2,397	Coca-Cola Enterprises, Inc.	74,307
1,280	Constellation Brands, Inc., Class A (a)	22,643
1,726	Dr. Pepper Snapple Group, Inc.	61,308
1,142	Molson Coors Brewing Co., Class B	53,925
11,496	PepsiCo, Inc.	763,794

		1,998,789
	Food & Staples Retailing — 2.4%
3,173	Costco Wholesale Corp.	204,627
9,814	CVS Caremark Corp.	308,847
4,640	Kroger Co. (The)	100,502
2,757	Safeway, Inc.	58,338
1,533	SUPERVALU, Inc.	17,675
4,252	Sysco Corp.	121,267
7,032	Walgreen Co.	235,572
14,453	Wal-Mart Stores, Inc.	773,525
1,056	Whole Foods Market, Inc. (a)	39,188

		1,859,541
	Food Products — 1.8%
4,620	Archer-Daniels-Midland Co.	147,470
1,398	Campbell Soup Co. (c)	49,979
3,177	ConAgra Foods, Inc.	69,703
1,316	Dean Foods Co. (a)	13,436
4,641	General Mills, Inc.	169,582
2,300	H.J. Heinz Co.	108,951
1,116	Hershey Co. (The)	53,110
500	Hormel Foods Corp.	22,300
864	JM Smucker Co. (The)	52,298
1,883	Kellogg Co.	95,110
12,602	Kraft Foods, Inc., Class A	388,898
963	McCormick & Co., Inc. (Non-Voting)	40,485
1,478	Mead Johnson Nutrition Co.	84,113
4,785	Sara Lee Corp.	64,263
2,155	Tyson Foods, Inc., Class A	34,523

		1,394,221
	Household Products — 2.3%
1,004	Clorox Co.	67,027
3,512	Colgate-Palmolive Co.	269,932
2,958	Kimberly-Clark Corp.	192,418
20,511	Procter & Gamble Co. (The)	1,230,045

		1,759,422
	Personal Products — 0.2%
3,100	Avon Products, Inc.	99,541
825	Estee Lauder Cos., Inc. (The), Class A	52,165

		151,706
	Tobacco — 1.7%
15,059	Altria Group, Inc.	361,717
1,096	Lorillard, Inc.	88,020
13,244	Philip Morris International, Inc.	741,929
1,222	Reynolds American, Inc.	72,574

		1,264,240
	Total Consumer Staples	8,427,919
Energy — 10.7%
	Energy Equipment & Services — 1.8%
3,115	Baker Hughes, Inc.	132,699
1,750	Cameron International Corp. (a)	75,180
502	Diamond Offshore Drilling, Inc.	34,021
867	FMC Technologies, Inc. (a)	59,207
6,582	Halliburton Co.	217,667
765	Helmerich & Payne, Inc.	30,952
2,061	Nabors Industries Ltd., (Bermuda) (a)	37,222
3,028	National Oilwell Varco, Inc.	134,655
828	Rowan Cos., Inc. (a)	25,138
9,873	Schlumberger Ltd.	608,275

		1,355,016
	Oil, Gas & Consumable Fuels — 8.9%
3,576	Anadarko Petroleum Corp.	204,011
2,632	Apache Corp.	257,304
752	Cabot Oil & Gas Corp.	22,643
4,728	Chesapeake Energy Corp.	107,089
14,528	Chevron Corp.	1,177,494
10,719	ConocoPhillips	615,592
1,632	Consol Energy, Inc.	60,319
2,885	Denbury Resources, Inc. (a)	45,843
3,143	Devon Energy Corp.	203,478
5,087	El Paso Corp.	62,977
1,832	EOG Resources, Inc.	170,321
1,078	EQT Corp.	38,873
36,793	Exxon Mobil Corp.	2,273,439
2,112	Hess Corp.	124,861
5,128	Marathon Oil Corp.	169,737
738	Massey Energy Co.	22,893
1,386	Murphy Oil Corp.	85,821
1,263	Noble Energy, Inc.	94,839
5,869	Occidental Petroleum Corp.	459,543
1,945	Peabody Energy Corp.	95,324
838	Pioneer Natural Resources Co.	54,495
1,266	QEP Resources, Inc.	38,157
1,156	Range Resources Corp.	44,078
2,501	Southwestern Energy Co. (a)	83,633
4,683	Spectra Energy Corp.	105,602
871	Sunoco, Inc.	31,792
1,031	Tesoro Corp.	13,774
4,092	Valero Energy Corp.	71,651
4,225	Williams Cos., Inc. (The)	80,740

		6,816,323
	Total Energy	8,171,339
Financials — 15.2%
	Capital Markets — 2.3%
1,814	Ameriprise Financial, Inc.	85,857
8,773	Bank of New York Mellon Corp. (The)	229,238
7,160	Charles Schwab Corp. (The)	99,524
1,435	E*Trade Financial Corp. (a)	20,865
663	Federated Investors, Inc., Class B (c)	15,090
1,059	Franklin Resources, Inc.	113,207
3,726	Goldman Sachs Group, Inc. (The)	538,705
3,383	Invesco Ltd.	71,821
1,327	Janus Capital Group, Inc.	14,531
1,116	Legg Mason, Inc.	33,826
10,094	Morgan Stanley	249,120
1,749	Northern Trust Corp.	84,372
3,626	State Street Corp.	136,555
1,852	T. Rowe Price Group, Inc.	92,720

		1,785,431
	Commercial Banks — 2.7%
5,007	BB&T Corp.	120,569
1,274	Comerica, Inc.	47,329
5,754	Fifth Third Bancorp	69,221
1,681	First Horizon National Corp. (a)	19,185
5,180	Huntington Bancshares, Inc.	29,371
6,361	KeyCorp	50,634
620	M&T Bank Corp.	50,722
3,813	Marshall & Ilsley Corp.	26,843
3,796	PNC Financial Services Group, Inc.	197,050
9,075	Regions Financial Corp.	65,975
3,612	SunTrust Banks, Inc.	93,298
13,853	U.S. Bancorp	299,502
37,816	Wells Fargo & Co.	950,316
1,253	Zions Bancorp	26,764

		2,046,779
	Consumer Finance — 0.7%
7,564	American Express Co.	317,915
3,301	Capital One Financial Corp. (c)	130,555
3,931	Discover Financial Services	65,569
3,510	SLM Corp. (a)	40,540

		554,579
	Diversified Financial Services — 4.0%
72,504	Bank of America Corp.	950,527
171,675	Citigroup, Inc. (a)	669,533
486	CME Group, Inc.	126,579
535	IntercontinentalExchange, Inc. (a)	56,025
28,658	JPMorgan Chase & Co. (q)	1,091,010
1,424	Leucadia National Corp. (a)	33,635
1,473	Moody's Corp. (c)	36,796
1,040	NASDAQ OMX Group, Inc. (The) (a)	20,207
1,883	NYSE Euronext	53,797

		3,038,109
	Insurance — 4.0%
2,449	ACE Ltd., (Switzerland)	142,654
3,402	Aflac, Inc.	175,918
3,888	Allstate Corp. (The)	122,666
976	American International Group, Inc. (a)	38,162
1,949	AON Corp.	76,225
770	Assurant, Inc.	31,339
12,500	Berkshire Hathaway, Inc., Class B (a)	1,033,500
2,273	Chubb Corp.	129,538
1,175	Cincinnati Financial Corp.	33,899
3,536	Genworth Financial, Inc., Class A (a)	43,210
3,211	Hartford Financial Services Group, Inc.	73,693
2,289	Lincoln National Corp.	54,753
2,297	Loews Corp.	87,056
3,920	Marsh & McLennan Cos., Inc.	94,550
6,552	MetLife, Inc.	251,924
2,315	Principal Financial Group, Inc.	60,005
4,824	Progressive Corp. (The)	100,677
3,374	Prudential Financial, Inc.	182,803
584	Torchmark Corp.	31,034
3,396	Travelers Cos., Inc. (The)	176,932
2,361	Unum Group	52,296
2,471	XL Group PLC, (Bermuda)	53,522

		3,046,356
	Real Estate Investment Trusts (REITs) — 1.4%
846	Apartment Investment & Management Co., Class A (c)	18,088
615	AvalonBay Communities, Inc.	63,917
1,007	Boston Properties, Inc.	83,702
2,048	Equity Residential	97,423
2,240	HCP, Inc.	80,595
959	Health Care REIT, Inc.	45,399
4,757	Host Hotels & Resorts, Inc.	68,881
2,933	Kimco Realty Corp.	46,195
1,168	Plum Creek Timber Co., Inc. (c)	41,231
3,445	ProLogis	40,582
1,008	Public Storage (c)	97,816
2,116	Simon Property Group, Inc. (c)	196,238
1,135	Ventas, Inc.	58,532
1,172	Vornado Realty Trust	100,241

		1,038,840
	Real Estate Management & Development — 0.0% (g)
2,093	CB Richard Ellis Group, Inc., Class A (a)	38,260

	Thrifts & Mortgage Finance — 0.1%
3,805	Hudson City Bancorp, Inc.	46,649
2,680	People's United Financial, Inc.	35,081

		81,730
	Total Financials	11,630,084
Health Care — 11.3%
	Biotechnology — 1.4%
6,926	Amgen, Inc. (a)	381,692
1,748	Biogen Idec, Inc. (a) (c)	98,098
3,320	Celgene Corp. (a) (c)	191,265
543	Cephalon, Inc. (a) (c)	33,905
1,841	Genzyme Corp. (a)	130,324
6,060	Gilead Sciences, Inc. (a)	215,797

		1,051,081
	Health Care Equipment & Supplies — 1.7%
4,223	Baxter International, Inc.	201,479
1,677	Becton, Dickinson & Co.	124,266
10,961	Boston Scientific Corp. (a)	67,191
677	C.R. Bard, Inc.	55,128
1,607	CareFusion Corp. (a)	39,918
1,032	DENTSPLY International, Inc.	32,993
1,209	Hospira, Inc. (a)	68,925
284	Intuitive Surgical, Inc. (a)	80,582
7,803	Medtronic, Inc.	262,025
2,366	St. Jude Medical, Inc. (a)	93,078
2,467	Stryker Corp.	123,473
879	Varian Medical Systems, Inc. (a) (c)	53,180
1,452	Zimmer Holdings, Inc. (a)	75,983

		1,278,221
	Health Care Providers & Services — 2.0%
3,016	Aetna, Inc.	95,336
2,015	AmerisourceBergen Corp.	61,780
2,537	Cardinal Health, Inc.	83,823
1,967	CIGNA Corp.	70,379
1,072	Coventry Health Care, Inc. (a)	23,080
741	DaVita, Inc. (a) (c)	51,151
3,919	Express Scripts, Inc. (a)	190,855
1,223	Humana, Inc. (a)	61,444
743	Laboratory Corp. of America Holdings (a)	58,274
1,889	McKesson Corp.	116,702
3,134	Medco Health Solutions, Inc. (a)	163,156
699	Patterson Cos., Inc.	20,026
1,063	Quest Diagnostics, Inc.	53,650
3,506	Tenet Healthcare Corp. (a)	16,548
8,124	UnitedHealth Group, Inc.	285,234
2,888	WellPoint, Inc. (a)	163,576

		1,515,014
	Health Care Technology — 0.0% (g)
513	Cerner Corp. (a) (c)	43,087

	Life Sciences Tools & Services — 0.3%
1,325	Life Technologies Corp. (a)	61,864
852	PerkinElmer, Inc.	19,715
2,944	Thermo Fisher Scientific, Inc. (a)	140,959
665	Waters Corp. (a)	47,069

		269,607
	Pharmaceuticals — 5.9%
11,157	Abbott Laboratories	582,842
2,222	Allergan, Inc.	147,830
12,391	Bristol-Myers Squibb Co.	335,920
7,333	Eli Lilly & Co.	267,874
2,063	Forest Laboratories, Inc. (a)	63,809
19,903	Johnson & Johnson	1,233,190
1,804	King Pharmaceuticals, Inc. (a)	17,968
22,238	Merck & Co., Inc.	818,581
2,235	Mylan, Inc. (a) (c)	42,040
58,084	Pfizer, Inc.	997,302
776	Watson Pharmaceuticals, Inc. (a)	32,832

		4,540,188
	Total Health Care	8,697,198
Industrials — 10.5%
	Aerospace & Defense — 2.7%
5,287	Boeing Co. (The)	351,797
2,749	General Dynamics Corp.	172,665
905	Goodrich Corp.	66,726
5,580	Honeywell International, Inc.	245,185
1,325	ITT Corp.	62,050
827	L-3 Communications Holdings, Inc.	59,767
2,148	Lockheed Martin Corp.	153,109
2,126	Northrop Grumman Corp.	128,899
1,028	Precision Castparts Corp.	130,916
2,703	Raytheon Co.	123,554
1,136	Rockwell Collins, Inc.	66,172
6,713	United Technologies Corp.	478,167

		2,039,007
	Air Freight & Logistics — 1.1%
1,199	C.H. Robinson Worldwide, Inc.	83,834
1,533	Expeditors International of Washington, Inc.	70,871
2,273	FedEx Corp.	194,341
7,159	United Parcel Service, Inc., Class B	477,434

		826,480
	Airlines — 0.1%
5,390	Southwest Airlines Co.	70,447

	Building Products — 0.0% (g)
2,590	Masco Corp.	28,516

	Commercial Services & Supplies — 0.5%
794	Avery Dennison Corp.	29,473
961	Cintas Corp.	26,476
1,456	Iron Mountain, Inc.	32,527
1,494	Pitney Bowes, Inc. (c)	31,942
1,491	R.R. Donnelley & Sons Co.	25,287
2,214	Republic Services, Inc.	67,505
616	Stericycle, Inc. (a) (c)	42,800
3,450	Waste Management, Inc.	123,303

		379,313
	Construction & Engineering — 0.2%
1,292	Fluor Corp.	63,993
909	Jacobs Engineering Group, Inc. (a)	35,178
1,524	Quanta Services, Inc. (a)	29,078

		128,249
	Electrical Equipment — 0.5%
5,437	Emerson Electric Co.	286,312
1,025	Rockwell Automation, Inc.	63,273
681	Roper Industries, Inc.	44,388

		393,973
	Industrial Conglomerates — 2.4%
5,153	3M Co.	446,817
77,254	General Electric Co.	1,255,378
1,981	Textron, Inc. (c)	40,729
3,596	Tyco International Ltd., (Switzerland)	132,081

		1,875,005
	Machinery — 2.0%
4,556	Caterpillar, Inc.	358,466
1,436	Cummins, Inc.	130,073
3,867	Danaher Corp.	157,039
3,063	Deere & Co.	213,736
1,349	Dover Corp.	70,431
1,213	Eaton Corp.	100,060
404	Flowserve Corp.	44,206
3,638	Illinois Tool Works, Inc.	171,059
2,634	PACCAR, Inc. (c)	126,827
843	Pall Corp.	35,103
1,165	Parker Hannifin Corp.	81,620
420	Snap-On, Inc. (c)	19,534

		1,508,154
	Professional Services — 0.1%
362	Dun & Bradstreet Corp.	26,839
903	Equifax, Inc.	28,173
1,066	Robert Half International, Inc. (c)	27,716

		82,728
	Road & Rail — 0.8%
2,743	CSX Corp.	151,743
2,664	Norfolk Southern Corp.	158,534
379	Ryder System, Inc.	16,210
3,595	Union Pacific Corp.	294,071

		620,558
	Trading Companies & Distributors — 0.1%
1,065	Fastenal Co. (c)	56,647
431	W.W. Grainger, Inc.	51,337

		107,984
	Total Industrials	8,060,414
Information Technology — 18.3%
	Communications Equipment — 2.3%
41,268	Cisco Systems, Inc. (a)	903,769
932	Harris Corp.	41,278
1,601	JDS Uniphase Corp. (a)	19,837
3,757	Juniper Networks, Inc. (a)	114,025
16,864	Motorola, Inc. (a)	143,850
11,599	QUALCOMM, Inc.	523,347
2,756	Tellabs, Inc.	20,532

		1,766,638
	Computers & Peripherals — 4.3%
6,601	Apple, Inc. (a)	1,873,034
12,226	Dell, Inc. (a)	158,449
14,839	EMC Corp. (a)	301,380
16,387	Hewlett-Packard Co.	689,401
567	Lexmark International, Inc., Class A (a) (c)	25,299
2,580	NetApp, Inc. (a) (c)	128,458
789	QLogic Corp. (a)	13,918
1,684	SanDisk Corp. (a)	61,719
1,657	Western Digital Corp. (a)	47,042

		3,298,700
	Electronic Equipment, Instruments & Components — 0.5%
2,503	Agilent Technologies, Inc. (a)	83,525
1,255	Amphenol Corp., Class A	61,470
11,284	Corning, Inc.	206,272
1,143	FLIR Systems, Inc. (a) (c)	29,375
1,414	Jabil Circuit, Inc.	20,376
995	Molex, Inc. (c)	20,825

		421,843
	Internet Software & Services — 1.8%
1,312	Akamai Technologies, Inc. (a)	65,836
8,344	eBay, Inc. (a)	203,594
1,796	Google, Inc., Class A (a)	944,319
938	Monster Worldwide, Inc. (a)	12,156
1,258	VeriSign, Inc. (a)	39,929
9,743	Yahoo!, Inc. (a)	138,058

		1,403,892
	IT Services — 3.1%
3,555	Automatic Data Processing, Inc.	149,417
2,174	Cognizant Technology Solutions Corp., Class A (a)	140,158
1,116	Computer Sciences Corp.	51,336
1,905	Fidelity National Information Services, Inc.	51,683
1,085	Fiserv, Inc. (a)	58,395
9,114	International Business Machines Corp.	1,222,552
700	MasterCard, Inc., Class A	156,800
2,325	Paychex, Inc.	63,914
2,122	SAIC, Inc. (a)	33,909
1,209	Teradata Corp. (a)	46,619
1,198	Total System Services, Inc.	18,257
3,591	Visa, Inc., Class A	266,668
4,770	Western Union Co. (The)	84,286

		2,343,994
	Office Electronics — 0.1%
9,994	Xerox Corp.	103,438

	Semiconductors & Semiconductor Equipment — 2.4%
4,094	Advanced Micro Devices, Inc. (a) (c)	29,108
2,220	Altera Corp.	66,955
2,154	Analog Devices, Inc.	67,592
9,654	Applied Materials, Inc.	112,759
3,238	Broadcom Corp., Class A (c)	114,593
389	First Solar, Inc. (a)	57,319
40,234	Intel Corp.	773,700
1,213	KLA-Tencor Corp.	42,734
1,622	Linear Technology Corp.	49,844
4,638	LSI Corp. (a)	21,149
1,643	MEMC Electronic Materials, Inc. (a) (c)	19,585
1,344	Microchip Technology, Inc. (c)	42,269
6,178	Micron Technology, Inc. (a) (c)	44,543
1,731	National Semiconductor Corp.	22,105
664	Novellus Systems, Inc. (a) (c)	17,649
4,148	NVIDIA Corp. (a)	48,449
1,310	Teradyne, Inc. (a) (c)	14,593
8,636	Texas Instruments, Inc.	234,381
1,870	Xilinx, Inc.	49,761

		1,829,088
	Software — 3.8%
3,795	Adobe Systems, Inc. (a)	99,239
1,642	Autodesk, Inc. (a)	52,495
1,291	BMC Software, Inc. (a)	52,260
2,796	CA, Inc.	59,051
1,351	Citrix Systems, Inc. (a)	92,192
1,613	Compuware Corp. (a)	13,759
2,387	Electronic Arts, Inc. (a)	39,218
2,043	Intuit, Inc. (a)	89,504
1,099	McAfee, Inc. (a)	51,939
55,026	Microsoft Corp.	1,347,587
2,538	Novell, Inc. (a)	15,152
27,966	Oracle Corp.	750,887
1,365	Red Hat, Inc. (a)	55,965
845	Salesforce.com, Inc. (a)	94,471
5,704	Symantec Corp. (a)	86,530

		2,900,249
	Total Information Technology	14,067,842
Materials — 3.5%
	Chemicals — 2.0%
1,536	Air Products & Chemicals, Inc.	127,212
538	Airgas, Inc.	36,557
514	CF Industries Holdings, Inc.	49,087
8,381	Dow Chemical Co. (The)	230,142
6,550	E.l. du Pont de Nemours & Co.	292,261
522	Eastman Chemical Co.	38,628
1,686	Ecolab, Inc.	85,548
524	FMC Corp.	35,847
577	International Flavors & Fragrances, Inc.	27,996
3,905	Monsanto Co.	187,167
1,193	PPG Industries, Inc.	86,850
2,212	Praxair, Inc.	199,655
652	Sherwin-Williams Co. (The) (c)	48,991
877	Sigma-Aldrich Corp.	52,953

		1,498,894
	Construction Materials — 0.0% (g)
927	Vulcan Materials Co. (c)	34,225

	Containers & Packaging — 0.2%
662	Ball Corp.	38,959
789	Bemis Co., Inc. (c)	25,051
1,182	Owens-Illinois, Inc. (a)	33,167
984	Pactiv Corp. (a)	32,452
1,153	Sealed Air Corp.	25,919

		155,548
	Metals & Mining — 1.1%
795	AK Steel Holding Corp.	10,979
7,379	Alcoa, Inc.	89,360
712	Allegheny Technologies, Inc.	33,072
979	Cliffs Natural Resources, Inc.	62,578
3,399	Freeport-McMoRan Copper & Gold, Inc. (c)	290,240
3,558	Newmont Mining Corp.	223,478
2,280	Nucor Corp.	87,096
651	Titanium Metals Corp. (a)	12,994
1,037	United States Steel Corp. (c)	45,462

		855,259
	Paper & Forest Products — 0.2%
3,158	International Paper Co.	68,687
1,234	MeadWestvaco Corp.	30,085
3,870	Weyerhaeuser Co.	60,991

		159,763
	Total Materials	2,703,689
Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.8%
42,698	AT&T, Inc.	1,221,163
2,178	CenturyLink, Inc. (c)	85,944
7,168	Frontier Communications Corp. (c)	58,563
12,568	Qwest Communications International, Inc.	78,801
20,426	Verizon Communications, Inc.	665,683
3,491	Windstream Corp.	42,904

		2,153,058
	Wireless Telecommunication Services — 0.4%
2,899	American Tower Corp., Class A (a)	148,603
1,892	MetroPCS Communications, Inc. (a)	19,790
21,566	Sprint Nextel Corp. (a) (c)	99,851

		268,244
	Total Telecommunication Services	2,421,302
Utilities — 3.6%
	Electric Utilities — 1.9%
1,226	Allegheny Energy, Inc.	30,061
3,464	American Electric Power Co., Inc.	125,501
9,529	Duke Energy Corp.	168,758
2,354	Edison International	80,954
1,350	Entergy Corp.	103,315
4,776	Exelon Corp. (c)	203,362
2,203	FirstEnergy Corp. (c)	84,904
3,005	NextEra Energy, Inc.	163,442
1,273	Northeast Utilities	37,643
1,618	Pepco Holdings, Inc.	30,095
785	Pinnacle West Capital Corp.	32,397
3,488	PPL Corp.	94,978
2,114	Progress Energy, Inc.	93,904
6,003	Southern Co.	223,552

		1,472,866
	Gas Utilities — 0.1%
329	Nicor, Inc.	15,075
769	Oneok, Inc.	34,636

		49,711
	Independent Power Producers & Energy Traders — 0.2%
4,819	AES Corp. (The) (a)	54,696
1,459	Constellation Energy Group, Inc.	47,038
1,830	NRG Energy, Inc. (a)	38,100

		139,834
	Multi-Utilities — 1.4%
1,729	Ameren Corp.	49,104
3,047	CenterPoint Energy, Inc.	47,899
1,663	CMS Energy Corp. (c)	29,967
2,042	Consolidated Edison, Inc.	98,465
4,257	Dominion Resources, Inc.	185,861
1,220	DTE Energy Co.	56,035
558	Integrys Energy Group, Inc.	29,050
2,009	NiSource, Inc.	34,957
2,824	PG&E Corp.	128,266
3,656	Public Service Enterprise Group, Inc.	120,940
814	SCANA Corp.	32,820
1,791	Sempra Energy	96,356
1,551	TECO Energy, Inc. (c)	26,863
845	Wisconsin Energy Corp.	48,841
3,321	Xcel Energy, Inc. (c)	76,283

		1,061,707
	Total Utilities	2,724,118
	Total Common Stocks (Cost $69,246,410)	74,688,824
Short-Term Investment — 2.4%
	Investment Company — 2.4%
1,881,814	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m)	1,881,814

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.3%
	U.S. Treasury Bills,
45	0.128%, 12/23/10 (k) (n)	44,986
80	0.144%, 10/14/10 (k) (n)	79,996
75	0.149%, 11/18/10 (k) (n)	74,986

	Total Short-Term Investments (Cost $199,968)	199,968

SHARES
Investments of Cash Collateral for Securities on Loan — 4.6%
	Investment Company — 4.6%
3,545,767	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $3,545,767)	3,545,767

	Total Investments — 104.7% (Cost $74,873,959)	80,316,373
	Liabilities in Excess of Other Assets — (4.7)%	(3,611,856)
	NET ASSETS — 100.0%	$76,704,517

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	E-mini S&P 500	12/17/10	$2,046,060	$19,713

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,414,902
Aggregate gross unrealized depreciation	(8,972,488)
Net unrealized appreciation/depreciation	$5,442,414
Federal income tax cost of investments	$74,873,959

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$80,116,405	$199,968	$–	$80,316,373
Appreciation in Other Financial Instruments
Futures Contracts	$19,713	$–	$–	$19,713

There were no significant transfers between Levels 1 and 2 during the nine months ended September 30, 2010.
# Portfolio holdings designated as Level 1 and level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of U.S. Treasury Bills that are held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.
JPMorgan Insurance Trust International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Australia — 2.9%
17,620	BHP Billiton Ltd. (m)	671,630
6,197	Rio Tinto Ltd. (m)	460,519

		1,132,149
	Belgium — 1.0%
6,510	Anheuser-Busch InBev N.V. (m)	383,239

	Brazil — 1.5%
5,122	Petroleo Brasileiro S.A., ADR (m)	185,775
13,155	Vale S.A., ADR (m)	411,357

		597,132
	China — 1.8%
58,000	China Life Insurance Co., Ltd., Class H (m)	229,700
500,000	Industrial & Commercial Bank of China, Class H (m)	370,738
35,000	Li Ning Co., Ltd. (m)	105,691

		706,129
	France — 14.1%
8,693	Accor S.A. (m)	317,808
4,000	Alstom S.A. (m)	204,081
23,199	AXA S.A. (m)	406,711
9,189	BNP Paribas (m)	655,831
5,893	Edenred (a) (m)	116,729
4,648	GDF Suez (m)	166,799
4,425	Imerys S.A. (m)	265,190
7,050	Lafarge S.A. (m)	403,553
2,647	LVMH Moet Hennessy Louis Vuitton S.A. (m)	388,787
3,388	Pernod-Ricard S.A. (m)	283,420
2,600	PPR (m)	421,823
6,861	Sanofi-Aventis S.A. (m)	456,708
8,310	Societe Generale (m)	480,508
19,463	Total S.A. (m)	1,005,670

		5,573,618
	Germany — 6.4%
7,290	Bayer AG (m)	508,114
13,227	E.ON AG (m)	390,083
3,019	Linde AG (m)	392,690
9,548	SAP AG (m)	472,231
5,342	Siemens AG (m)	563,516
7,447	Symrise AG (m)	206,973

		2,533,607
	Hong Kong — 3.1%
81,000	Belle International Holdings Ltd. (m)	162,350
210,000	CNOOC Ltd. (m)	407,601
64,000	Hang Lung Properties Ltd. (m)	311,670
88,000	Sands China Ltd. (a) (m)	157,895
101,600	Wynn Macau Ltd. (a) (m)	174,832

		1,214,348
	Ireland — 1.5%
106,442	Governor & Co. of the Bank of Ireland (The) (a) (m)	89,110
47,182	WPP plc (m)	523,132

		612,242
	Israel — 0.9%
6,830	Teva Pharmaceutical Industries Ltd., ADR (m)	360,282

	Italy — 1.7%
98,966	Intesa Sanpaolo S.p.A. (m)	322,382
136,395	UniCredit S.p.A. (m)	349,295

		671,677
	Japan — 16.9%
13,600	Canon, Inc. (m)	635,202
6,900	Daikin Industries Ltd. (m)	259,658
5,200	East Japan Railway Co. (m)	314,175
21,600	Honda Motor Co., Ltd.	768,617
119	Japan Tobacco, Inc.	396,515
26,700	Komatsu Ltd. (m)	621,149
44,000	Kubota Corp. (m)	403,554
22,500	Mitsubishi Corp. (m)	534,580
74,200	Mitsubishi UFJ Financial Group, Inc.	344,503
10,000	Mitsui Fudosan Co., Ltd. (m)	168,725
4,400	Murata Manufacturing Co., Ltd. (m)	232,659
3,900	Nidec Corp.	346,808
1,300	Nintendo Co., Ltd. (m)	326,057
23,700	Nomura Holdings, Inc. (m)	114,020
6,700	Shin-Etsu Chemical Co., Ltd. (m)	326,941
1,500	SMC Corp. (m)	197,992
30,400	Sumitomo Corp.	392,012
857	Yahoo! Japan Corp.	296,138

		6,679,305
	Mexico — 0.7%
5,480	America Movil S.A.B. de C.V., Series L, ADR (m)	292,248

	Netherlands — 5.5%
60,443	ING Groep N.V. CVA (a) (m)	626,832
27,988	Reed Elsevier N.V. (m)	353,546
29,662	Royal Dutch Shell plc, Class A (m)	897,794
14,424	Wolters Kluwer N.V. (m)	303,127

		2,181,299
	South Korea — 0.8%
486	Samsung Electronics Co., Ltd. (m)	330,971

	Spain — 3.0%
28,385	Banco Bilbao Vizcaya Argentaria S.A. (m)	384,109
2,569	Inditex S.A. (m)	204,225
23,352	Telefonica S.A. (m)	579,623

		1,167,957
	Sweden — 0.7%
13,330	Atlas Copco AB, Class A (m)	257,811

	Switzerland — 11.7%
26,460	ABB Ltd. (a) (m)	558,702
11,760	Credit Suisse Group AG (m)	501,015
5,721	Holcim Ltd. (m)	367,629
14,966	Nestle S.A. (m)	797,799
14,079	Novartis AG (m)	810,358
4,693	Roche Holding AG (m)	641,214
126	SGS S.A. (m)	203,720
17,109	Xstrata plc (m)	327,728
1,803	Zurich Financial Services AG (m)	422,678

		4,630,843
	Taiwan — 0.8%
32,667	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	331,243

	United Kingdom — 23.6%
10,490	Autonomy Corp. plc (a) (m)	298,929
75,397	Barclays plc (m)	354,388
40,151	BG Group plc (m)	706,945
96,073	BP plc (m)	657,338
34,999	British Land Co. plc (m)	255,928
29,530	Burberry Group plc (m)	483,325
43,294	Centrica plc (m)	220,094
21,884	GlaxoSmithKline plc (m)	431,660
81,366	HSBC Holdings plc (m)	824,969
55,469	ICAP plc (m)	376,127
17,320	Imperial Tobacco Group plc (m)	516,668
74,680	Man Group plc (m)	257,317
50,270	Marks & Spencer Group plc (m)	307,061
42,681	Prudential plc (m)	426,506
7,028	Rio Tinto plc (m)	411,724
25,912	Standard Chartered plc (m)	744,051
97,027	Tesco plc (m)	647,229
11,365	Unilever plc (m)	328,941
352,428	Vodafone Group plc (m)	869,566
44,362	Wm Morrison Supermarkets plc (m)	206,318

		9,325,084
	Total Common Stocks (Cost $31,473,553)	38,981,184
Preferred Stock — 0.9%
	Germany — 0.9%
2,790	Volkswagen AG (m) (Cost $270,684)	336,564
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
13	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l)
	(Cost $13)	13
	Total Investments — 99.5% (Cost $31,744,250)	39,317,761
	Other Assets in Excess of Liabilities — 0.5%	205,366
	NET ASSETS — 100.0%	$39,523,127

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2010
The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:
Industry	Percentage

Commercial Banks	12.5%
Oil, Gas & Consumable Fuels	9.8
Pharmaceuticals	8.2
Metals & Mining	5.8
Insurance	3.8
Machinery	3.8
Capital Markets	3.2
Media	3.0
Wireless Telecommunication Services	3.0
Food Products	2.9
Electrical Equipment	2.8
Automobiles	2.8
Software	2.8
Construction Materials	2.6
Textiles, Apparel & Luxury Goods	2.5
Chemicals	2.4
Trading Companies & Distributors	2.4
Tobacco	2.3
Food & Staples Retailing	2.2
Multiline Retail	1.9
Beverages	1.7
Semiconductors & Semiconductor Equipment	1.7
Hotels, Restaurants & Leisure	1.7
Office Electronics	1.6
Diversified Financial Services	1.6
Diversified Telecommunication Services	1.5
Industrial Conglomerates	1.4
Real Estate Management & Development	1.2
Electric Utilities	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	4.9

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	-	American Depositary Receipt
CVA	-	Dutch Certification
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%.
(l)		The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $37,736,842 and 96.0%, respectively.
As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$10,805,977
Aggregate gross unrealized depreciation	(3,232,466)
Net unrealized appreciation/depreciation	$7,573,511
Federal income tax cost of investments	$31,744,250

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$1,132,149	$–	$1,132,149
Belgium	–	383,239	–	383,239
Brazil	411,357	185,775	–	597,132
China	–	706,129	–	706,129
France	–	5,573,618	–	5,573,618
Germany	–	2,533,607	–	2,533,607
Hong Kong	–	1,214,348	–	1,214,348
Ireland	–	612,242	–	612,242
Israel	–	360,282	–	360,282
Italy	–	671,677	–	671,677
Japan	–	6,679,305	–	6,679,305
Mexico	–	292,248	–	292,248
Netherlands	–	2,181,299	–	2,181,299
South Korea	–	330,971	–	330,971
Spain	–	1,167,957	–	1,167,957
Sweden	–	257,811	–	257,811
Switzerland	–	4,630,843	–	4,630,843
Taiwan	–	331,243	–	331,243
United Kingdom	–	9,325,084	–	9,325,084
Total Common Stocks	411,357	38,569,827	–	38,981,184
Preferred Stocks
Germany	–	336,564	–	336,564
Total Preferred Stocks	–	336,564	–	336,564
Short-Term Investments
Investment Companies	13	–	–	13
Total Investments in Securities	$411,370	$38,906,391	$–	$39,317,761

JPMorgan Insurance Trust Intrepid Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 14.0%
	Auto Components — 0.2%
2,100	TRW Automotive Holdings Corp. (a) (c)	87,276

	Automobiles — 0.9%
29,900	Ford Motor Co. (a)	365,976

	Diversified Consumer Services — 0.6%
6,100	Hillenbrand, Inc.	131,211
1,900	ITT Educational Services, Inc. (a)	133,513

		264,724
	Hotels, Restaurants & Leisure — 2.5%
3,600	Darden Restaurants, Inc.	154,008
28,500	Starbucks Corp.	729,030
7,400	Wyndham Worldwide Corp.	203,278

		1,086,316
	Household Durables — 0.3%
1,800	Whirlpool Corp.	145,728

	Leisure Equipment & Products — 0.3%
6,000	Mattel, Inc.	140,760

	Media — 3.1%
23,900	DIRECTV, Class A (a)	994,957
12,000	Gannett Co., Inc. (c)	146,760
3,700	Omnicom Group, Inc.	146,076
1,900	Viacom, Inc., Class B	68,761

		1,356,554
	Multiline Retail — 1.8%
5,200	Big Lots, Inc. (a) (c)	172,900
1,800	Dollar Tree, Inc. (a)	87,768
8,450	Macy's, Inc.	195,111
5,700	Target Corp.	304,608

		760,387
	Specialty Retail — 3.7%
3,000	Advance Auto Parts, Inc.	176,040
1,200	AutoZone, Inc. (a) (c)	274,692
6,400	Limited Brands, Inc.	171,392
5,400	Signet Jewelers Ltd., (Bermuda) (a)	171,396
13,700	TJX Cos., Inc.	611,431
5,800	Williams-Sonoma, Inc. (c)	183,860

		1,588,811
	Textiles, Apparel & Luxury Goods — 0.6%
2,700	Deckers Outdoor Corp. (a)	134,892
7,000	Jones Apparel Group, Inc.	137,480

		272,372
	Total Consumer Discretionary	6,068,904
Consumer Staples — 9.5%
	Food & Staples Retailing — 3.0%
4,100	Safeway, Inc.	86,756
22,350	Wal-Mart Stores, Inc.	1,196,172

		1,282,928
	Food Products — 0.6%
9,800	Del Monte Foods Co.	128,478
8,700	Tyson Foods, Inc., Class A	139,374

		267,852
	Household Products — 1.6%
1,200	Energizer Holdings, Inc. (a)	80,676
9,100	Kimberly-Clark Corp.	591,955

		672,631
	Personal Products — 0.4%
2,800	Herbalife Ltd., (Cayman Islands)	168,980

	Tobacco — 3.9%
21,850	Altria Group, Inc.	524,837
8,700	Lorillard, Inc.	698,697
8,700	Philip Morris International, Inc.	487,374

		1,710,908
	Total Consumer Staples	4,103,299
Energy — 10.0%
	Energy Equipment & Services — 2.7%
4,500	Cameron International Corp. (a)	193,320
7,600	Halliburton Co.	251,332
16,150	National Oilwell Varco, Inc.	718,190

		1,162,842
	Oil, Gas & Consumable Fuels — 7.3%
3,600	Apache Corp.	351,936
4,600	Chevron Corp.	372,830
2,500	Cimarex Energy Co.	165,450
33,300	Exxon Mobil Corp.	2,057,607
2,550	Occidental Petroleum Corp.	199,665

		3,147,488
	Total Energy	4,310,330
Financials — 5.1%
	Capital Markets — 1.5%
14,200	Ameriprise Financial, Inc.	672,086

	Consumer Finance — 0.2%
2,200	Capital One Financial Corp. (c)	87,010

	Diversified Financial Services — 0.9%
9,300	Bank of America Corp.	121,923
64,700	Citigroup, Inc. (a)	252,330

		374,253
	Insurance — 1.8%
6,500	Alterra Capital Holdings Ltd., (Bermuda)	129,480
3,300	Lincoln National Corp.	78,936
10,200	Prudential Financial, Inc.	552,636

		761,052
	Real Estate Investment Trusts (REITs) — 0.7%
2,250	Digital Realty Trust, Inc. (c)	138,825
1,812	Simon Property Group, Inc. (c)	168,045

		306,870
	Total Financials	2,201,271
Health Care — 10.1%
	Biotechnology — 1.9%
9,850	Amgen, Inc. (a)	542,833
2,900	Cephalon, Inc. (a) (c)	181,076
1,500	Genzyme Corp. (a)	106,185

		830,094
	Health Care Equipment & Supplies — 4.1%
3,800	Cooper Cos., Inc. (The)	175,636
4,900	Hill-Rom Holdings, Inc.	175,861
3,700	Hospira, Inc. (a)	210,937
5,000	Kinetic Concepts, Inc. (a)	182,900
6,500	Medtronic, Inc.	218,270
5,100	Sirona Dental Systems, Inc. (a)	183,804
5,600	St. Jude Medical, Inc. (a)	220,304
7,600	Zimmer Holdings, Inc. (a)	397,708

		1,765,420
	Health Care Providers & Services — 2.0%
7,000	Aetna, Inc.	221,270
4,400	Community Health Systems, Inc. (a)	136,268
5,400	Health Net, Inc. (a)	146,826
2,900	Humana, Inc. (a)	145,696
6,100	UnitedHealth Group, Inc.	214,171

		864,231
	Life Sciences Tools & Services — 0.2%
4,200	PerkinElmer, Inc.	97,188

	Pharmaceuticals — 1.9%
6,200	Endo Pharmaceuticals Holdings, Inc. (a) (c)	206,088
24,200	Pfizer, Inc.	415,514
9,250	Warner Chilcott plc, (Ireland), Class A (c)	207,570

		829,172
	Total Health Care	4,386,105
Industrials — 12.4%
	Aerospace & Defense — 2.4%
4,900	Boeing Co. (The)	326,046
11,300	General Dynamics Corp.	709,753

		1,035,799
	Air Freight & Logistics — 0.6%
3,700	United Parcel Service, Inc., Class B	246,753

	Airlines — 1.2%
28,300	Delta Air Lines, Inc. (a) (c)	329,412
8,300	UAL Corp. (a)	196,129

		525,541
	Commercial Services & Supplies — 0.3%
8,900	R.R. Donnelley & Sons Co.	150,944

	Electrical Equipment — 1.7%
1,200	Cooper Industries plc	58,716
8,800	Emerson Electric Co.	463,408
4,900	Thomas & Betts Corp. (a)	200,998

		723,122
	Industrial Conglomerates — 0.5%
5,300	Tyco International Ltd., (Switzerland)	194,669

	Machinery — 5.3%
9,600	Cummins, Inc.	869,568
8,800	Eaton Corp.	725,912
2,800	Gardner Denver, Inc.	150,304
2,500	Joy Global, Inc.	175,800
2,900	Parker Hannifin Corp.	203,174
5,000	Timken Co.	191,800

		2,316,558
	Trading Companies & Distributors — 0.4%
4,700	WESCO International, Inc. (a) (c)	184,663

	Total Industrials	5,378,049
Information Technology — 30.1%
	Communications Equipment — 1.7%
3,800	Harris Corp.	168,302
12,600	QUALCOMM, Inc.	568,512

		736,814
	Computers & Peripherals — 10.7%
9,505	Apple, Inc. (a)	2,697,044
17,200	Dell, Inc. (a)	222,912
10,800	EMC Corp. (a)	219,348
20,420	Hewlett-Packard Co.	859,069
4,600	Lexmark International, Inc., Class A (a) (c)	205,252
5,600	NetApp, Inc. (a) (c)	278,824
4,300	SanDisk Corp. (a)	157,595

		4,640,044
	IT Services — 5.6%
2,550	Alliance Data Systems Corp. (a) (c)	166,413
7,100	Amdocs Ltd., (United Kingdom) (a)	203,486
14,750	International Business Machines Corp.	1,978,565
2,200	Lender Processing Services, Inc.	73,106

		2,421,570
	Office Electronics — 0.8%
32,000	Xerox Corp.	331,200

	Semiconductors & Semiconductor Equipment — 2.6%
2,800	Analog Devices, Inc.	87,864
15,700	Applied Materials, Inc.	183,376
6,350	Intel Corp.	122,111
14,200	Intersil Corp., Class A (c)	165,998
16,650	Marvell Technology Group Ltd., (Bermuda) (a)	291,541
11,200	Novellus Systems, Inc. (a) (c)	297,696

		1,148,586
	Software — 8.7%
16,400	Intuit, Inc. (a)	718,484
65,000	Microsoft Corp.	1,591,850
54,040	Oracle Corp.	1,450,974

		3,761,308
	Total Information Technology	13,039,522
Materials — 5.3%
	Chemicals — 3.4%
3,300	Ashland, Inc.	160,941
6,300	Celanese Corp., Class A	202,230
3,700	E.l. du Pont de Nemours & Co.	165,094
1,200	Eastman Chemical Co.	88,800
2,000	Lubrizol Corp.	211,940
9,000	PPG Industries, Inc.	655,200

		1,484,205
	Metals & Mining — 1.9%
2,300	Cliffs Natural Resources, Inc.	147,016
7,900	Freeport-McMoRan Copper & Gold, Inc. (c)	674,581

		821,597
	Total Materials	2,305,802
Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
11,502	CenturyLink, Inc. (c)	453,869

Utilities — 0.4%
	Gas Utilities — 0.4%
3,700	Energen Corp.	169,164

	Total Common Stocks (Cost $37,996,636)	42,416,315
Short-Term Investment — 4.4%
	Investment Company — 4.4%
1,911,311	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $1,911,311)	1,911,311
Investments of Cash Collateral for Securities on Loan — 8.9%
	Investment Company — 8.9%
3,851,074	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $3,851,074)	3,851,074

	Total Investments — 111.2% (Cost $43,759,021)	48,178,700
	Liabilities in Excess of Other Assets — (11.2)%	(4,863,914)
	NET ASSETS — 100.0%	$43,314,786

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	E-mini S&P 500	12/17/10	$1,079,865	$9,993

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$4,941,226
Aggregate gross unrealized depreciation	(521,547)
Net unrealized appreciation/depreciation	$4,419,679
Federal income tax cost of investments	$43,759,021

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$48,178,700	$ –	$ –	$48,178,700
Appreciation in Other Financial Instruments
Futures Contracts	$ 9,993	$ –	$ –	$ 9,993

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.7%
Consumer Discretionary — 17.3%
	Auto Components — 1.7%
5,100	Autoliv, Inc., (Sweden) (c)	333,183
6,900	TRW Automotive Holdings Corp. (a) (c)	286,764

		619,947
	Distributors — 0.1%
800	Genuine Parts Co.	35,672

	Diversified Consumer Services — 1.8%
3,100	Apollo Group, Inc., Class A (a)	159,185
1,700	Career Education Corp. (a)	36,499
10,350	H&R Block, Inc.	134,033
31,400	Service Corp. International	270,668
3,000	Weight Watchers International, Inc.	93,570

		693,955
	Hotels, Restaurants & Leisure — 1.7%
8,700	Brinker International, Inc.	164,082
1,000	Choice Hotels International, Inc. (c)	36,460
16,100	Wyndham Worldwide Corp.	442,267

		642,809
	Household Durables — 2.4%
1,800	D.R. Horton, Inc.	20,016
2,750	Garmin Ltd., (Cayman Islands) (c)	83,462
7,600	Jarden Corp.	236,588
7,850	Leggett & Platt, Inc.	178,666
7,200	Newell Rubbermaid, Inc.	128,232
200	NVR, Inc. (a) (c)	129,506
2,100	Stanley Black & Decker, Inc.	128,688

		905,158
	Internet & Catalog Retail — 0.2%
200	priceline.com, Inc. (a)	69,668

	Leisure Equipment & Products — 0.5%
3,450	Hasbro, Inc.	153,559
1,900	Mattel, Inc.	44,574

		198,133
	Media — 2.2%
14,500	CBS Corp., Class B	229,970
4,650	DISH Network Corp., Class A	89,094
33,300	Gannett Co., Inc. (c)	407,259
600	John Wiley & Sons, Inc., Class A	24,516
2,100	McGraw-Hill Cos., Inc. (The) (c)	69,426

		820,265
	Multiline Retail — 2.4%
8,550	Big Lots, Inc. (a) (c)	284,288
3,500	J.C. Penney Co., Inc. (c)	95,130
14,400	Macy's, Inc.	332,496
4,900	Nordstrom, Inc.	182,280

		894,194
	Specialty Retail — 3.8%
2,150	Advance Auto Parts, Inc.	126,162
2,600	Aeropostale, Inc. (a)	60,450
16,500	GameStop Corp., Class A (a) (c)	325,215
6,050	Gap, Inc. (The)	112,772
1,300	J. Crew Group, Inc. (a)	43,706
7,300	Limited Brands, Inc.	195,494
6,200	RadioShack Corp.	132,246
9,600	Signet Jewelers Ltd., (Bermuda) (a)	304,704
2,400	TJX Cos., Inc.	107,112

		1,407,861
	Textiles, Apparel & Luxury Goods — 0.5%
7,300	Hanesbrands, Inc. (a)	188,778

	Total Consumer Discretionary	6,476,440
Consumer Staples — 4.0%
	Beverages — 0.6%
13,000	Constellation Brands, Inc., Class A (a)	229,970

	Food & Staples Retailing — 0.2%
7,700	SUPERVALU, Inc.	88,781

	Food Products — 2.0%
5,200	Corn Products International, Inc.	195,000
16,000	Del Monte Foods Co.	209,760
22,000	Tyson Foods, Inc., Class A	352,440

		757,200
	Personal Products — 0.9%
5,300	Herbalife Ltd., (Cayman Islands)	319,855

	Tobacco — 0.3%
1,910	Reynolds American, Inc.	113,435

	Total Consumer Staples	1,509,241
Energy — 5.5%
	Energy Equipment & Services — 2.5%
1,601	Baker Hughes, Inc.	68,202
3,900	Cameron International Corp. (a)	167,544
900	Core Laboratories N.V., (Netherlands)	79,236
700	Diamond Offshore Drilling, Inc.	47,439
1,600	Dresser-Rand Group, Inc. (a)	59,024
1,968	National Oilwell Varco, Inc.	87,517
6,700	Oil States International, Inc. (a)	311,885
900	Tidewater, Inc. (c)	40,329
2,200	Unit Corp. (a)	82,038

		943,214
	Oil, Gas & Consumable Fuels — 3.0%
1,200	Alpha Natural Resources, Inc. (a)	49,380
4,000	Cimarex Energy Co.	264,720
8,300	EXCO Resources, Inc.	123,421
2,400	Frontline Ltd., (Bermuda) (c)	68,232
2,400	Murphy Oil Corp.	148,608
4,400	Newfield Exploration Co. (a)	252,736
820	Noble Energy, Inc.	61,574
3,100	Southern Union Co.	74,586
2,200	Sunoco, Inc.	80,300

		1,123,557
	Total Energy	2,066,771
Financials — 18.5%
	Capital Markets — 1.7%
5,800	Affiliated Managers Group, Inc. (a) (c)	452,458
2,400	Raymond James Financial, Inc.	60,792
7,050	TD AMERITRADE Holding Corp. (a)	113,858

		627,108
	Commercial Banks — 2.8%
1,450	Bank of Hawaii Corp.	65,134
2,050	BOK Financial Corp. (c)	92,516
800	City National Corp.	42,456
800	Cullen/Frost Bankers, Inc.	43,096
9,000	Fifth Third Bancorp	108,270
10,800	Huntington Bancshares, Inc.	61,236
23,600	KeyCorp	187,856
1,000	M&T Bank Corp.	81,810
23,900	TCF Financial Corp. (c)	386,941

		1,069,315
	Consumer Finance — 0.5%
1,800	AmeriCredit Corp. (a)	44,028
8,100	Discover Financial Services	135,108

		179,136
	Diversified Financial Services — 0.8%
2,500	CBOE Holdings, Inc.	50,100
13,750	NASDAQ OMX Group, Inc. (The) (a)	267,163

		317,263
	Insurance — 5.5%
2,950	Allied World Assurance Co. Holdings Ltd., (Bermuda)	166,940
15,650	American Financial Group, Inc.	478,577
2,150	Arch Capital Group Ltd., (Bermuda) (a) (c)	180,170
3,700	Assurant, Inc.	150,590
1,850	Axis Capital Holdings Ltd., (Bermuda)	60,939
15,900	Genworth Financial, Inc., Class A (a)	194,298
2,450	Hanover Insurance Group, Inc. (The)	115,150
1,800	Lincoln National Corp.	43,056
500	PartnerRe Ltd., (Bermuda)	40,090
4,800	Principal Financial Group, Inc.	124,416
900	Protective Life Corp.	19,584
1,300	Reinsurance Group of America, Inc.	62,777
3,700	StanCorp Financial Group, Inc.	140,600
500	Torchmark Corp.	26,570
11,200	Unum Group	248,080

		2,051,837
	Real Estate Investment Trusts (REITs) — 6.3%
1,100	Alexandria Real Estate Equities, Inc. (c)	77,000
1,900	AMB Property Corp. (c)	50,293
14,700	Annaly Capital Management, Inc.	258,720
5,100	Apartment Investment & Management Co., Class A (c)	109,038
800	Camden Property Trust	38,376
2,800	Chimera Investment Corp.	11,060
5,225	CommonWealth REIT	133,760
5,800	Developers Diversified Realty Corp.	65,076
2,500	Douglas Emmett, Inc. (c) (m)	43,775
2,300	Equity Residential	109,411
2,300	Federal Realty Investment Trust	187,818
4,000	Health Care REIT, Inc. (c)	189,360
20,610	Hospitality Properties Trust	460,221
2,950	Mack-Cali Realty Corp.	96,494
3,780	Nationwide Health Properties, Inc.	146,173
2,700	SL Green Realty Corp. (c)	170,991
3,500	Taubman Centers, Inc. (c)	156,135
1,300	Ventas, Inc.	67,041

		2,370,742
	Thrifts & Mortgage Finance — 0.9%
10,500	Hudson City Bancorp, Inc.	128,730
12,900	New York Community Bancorp, Inc. (c)	209,625

		338,355
	Total Financials	6,953,756
Health Care — 9.7%
	Biotechnology — 1.5%
1,800	Cephalon, Inc. (a) (c)	112,392
7,500	Human Genome Sciences, Inc. (a)	223,425
2,800	Regeneron Pharmaceuticals, Inc. (a)	76,720
4,100	Vertex Pharmaceuticals, Inc. (a)	141,737

		554,274
	Health Care Equipment & Supplies — 3.9%
13,100	Cooper Cos., Inc. (The)	605,482
2,100	Edwards Lifesciences Corp. (a)	140,805
7,500	Hologic, Inc. (a)	120,075
4,300	Hospira, Inc. (a)	245,143
9,050	Kinetic Concepts, Inc. (a)	331,049

		1,442,554
	Health Care Providers & Services — 2.9%
4,410	Aetna, Inc.	139,400
13,300	AmerisourceBergen Corp.	407,778
6,200	Health Management Associates, Inc., Class A (a)	47,492
5,800	Humana, Inc. (a)	291,392
2,800	Lincare Holdings, Inc. (c)	70,252
6,050	Omnicare, Inc.	144,474

		1,100,788
	Health Care Technology — 0.2%
2,200	SXC Health Solutions Corp. (a)	80,234

	Pharmaceuticals — 1.2%
3,250	Endo Pharmaceuticals Holdings, Inc. (a) (c)	108,030
8,500	Forest Laboratories, Inc. (a)	262,905
5,000	Mylan, Inc. (a) (c)	94,050

		464,985
	Total Health Care	3,642,835
Industrials — 11.4%
	Aerospace & Defense — 1.6%
1,900	Goodrich Corp.	140,087
1,100	ITT Corp.	51,513
4,150	L-3 Communications Holdings, Inc.	299,921
1,800	Northrop Grumman Corp.	109,134

		600,655
	Airlines — 1.2%
2,300	Copa Holdings S.A., (Panama), Class A	123,993
13,500	UAL Corp. (a)	319,005

		442,998
	Commercial Services & Supplies — 0.6%
2,400	Pitney Bowes, Inc. (c)	51,312
11,230	R.R. Donnelley & Sons Co.	190,461

		241,773
	Construction & Engineering — 0.8%
2,400	Shaw Group, Inc. (The) (a)	80,544
5,300	URS Corp. (a)	201,294

		281,838
	Electrical Equipment — 1.3%
5,550	Hubbell, Inc., Class B	281,662
4,900	Thomas & Betts Corp. (a)	200,998

		482,660
	Machinery — 4.6%
1,646	Cummins, Inc.	149,094
8,000	Navistar International Corp. (a)	349,120
6,200	Oshkosh Corp. (a)	170,500
8,545	Parker Hannifin Corp.	598,663
2,100	Snap-On, Inc. (c)	97,671
1,850	SPX Corp.	117,068
6,700	Timken Co.	257,012

		1,739,128
	Marine — 0.2%
2,000	Kirby Corp. (a)	80,120

	Professional Services — 0.2%
2,200	Verisk Analytics, Inc., Class A (a)	61,622

	Road & Rail — 0.7%
2,800	CSX Corp.	154,896
2,800	Ryder System, Inc.	119,756

		274,652
	Trading Companies & Distributors — 0.2%
1,900	WESCO International, Inc. (a)	74,651

	Total Industrials	4,280,097
Information Technology — 14.3%
	Communications Equipment — 1.1%
6,200	Brocade Communications Systems, Inc. (a)	36,208
5,700	CommScope, Inc. (a)	135,318
5,300	Harris Corp.	234,737

		406,263
	Computers & Peripherals — 1.7%
6,400	Lexmark International, Inc., Class A (a) (c)	285,568
2,850	QLogic Corp. (a)	50,274
2,800	SanDisk Corp. (a)	102,620
7,350	Western Digital Corp. (a)	208,667

		647,129
	Electronic Equipment, Instruments & Components — 1.3%
6,300	Arrow Electronics, Inc. (a)	168,399
8,600	Avnet, Inc. (a)	232,286
400	Tech Data Corp. (a)	16,120
6,900	Vishay Intertechnology, Inc. (a)	66,792

		483,597
	Internet Software & Services — 0.8%
10,600	IAC/InterActiveCorp. (a)	278,462

	IT Services — 4.1%
5,350	Alliance Data Systems Corp. (a) (c)	349,141
5,200	Broadridge Financial Solutions, Inc.	118,924
5,800	Computer Sciences Corp.	266,800
25,838	Convergys Corp. (a)	270,007
2,100	DST Systems, Inc.	94,164
7,500	Fidelity National Information Services, Inc.	203,475
3,800	Hewitt Associates, Inc., Class A (a)	191,634
1,600	Lender Processing Services, Inc.	53,168

		1,547,313
	Office Electronics — 0.3%
10,300	Xerox Corp.	106,605

	Semiconductors & Semiconductor Equipment — 2.6%
700	First Solar, Inc. (a)	103,145
2,600	Linear Technology Corp.	79,898
28,300	LSI Corp. (a)	129,048
11,200	Marvell Technology Group Ltd., (Bermuda) (a)	196,112
10,200	Micron Technology, Inc. (a) (c)	73,542
8,600	National Semiconductor Corp.	109,822
18,800	ON Semiconductor Corp. (a)	135,548
3,700	Teradyne, Inc. (a) (c)	41,218
3,850	Xilinx, Inc.	102,448

		970,781
	Software — 2.4%
6,380	BMC Software, Inc. (a)	258,262
17,600	CA, Inc.	371,712
1,400	Rovi Corp. (a)	70,574
8,300	Symantec Corp. (a)	125,911
3,200	Synopsys, Inc. (a)	79,264

		905,723
	Total Information Technology	5,345,873
Materials — 7.5%
	Chemicals — 4.5%
7,100	Ashland, Inc.	346,267
2,150	Eastman Chemical Co.	159,100
3,500	Lubrizol Corp.	370,895
9,700	PPG Industries, Inc.	706,160
2,400	Scotts Miracle-Gro Co. (The), Class A	124,152

		1,706,574
	Containers & Packaging — 1.1%
9,000	Crown Holdings, Inc. (a)	257,940
1,800	Pactiv Corp. (a)	59,364
4,600	Temple-Inland, Inc.	85,836

		403,140
	Metals & Mining — 1.4%
2,550	Cliffs Natural Resources, Inc.	162,996
2,400	Reliance Steel & Aluminum Co.	99,672
1,700	Royal Gold, Inc.	84,728
1,100	Schnitzer Steel Industries, Inc., Class A	53,108
1,450	Walter Energy, Inc.	117,871

		518,375
	Paper & Forest Products — 0.5%
7,900	International Paper Co.	171,825

	Total Materials	2,799,914
Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 0.8%
24,650	Windstream Corp.	302,949

	Wireless Telecommunication Services — 0.9%
32,600	MetroPCS Communications, Inc. (a) (c)	340,996

	Total Telecommunication Services	643,945
Utilities — 7.8%
	Electric Utilities — 0.7%
9,800	DPL, Inc.	256,074

	Gas Utilities — 2.3%
1,800	AGL Resources, Inc.	69,048
6,895	Energen Corp.	315,239
4,000	National Fuel Gas Co.	207,240
8,850	UGI Corp.	253,199

		844,726
	Independent Power Producers & Energy Traders — 1.1%
5,000	Constellation Energy Group, Inc.	161,200
12,900	NRG Energy, Inc. (a)	268,578

		429,778
	Multi-Utilities — 3.7%
1,350	Alliant Energy Corp.	49,073
3,100	Ameren Corp.	88,040
18,230	CenterPoint Energy, Inc.	286,576
8,000	CMS Energy Corp. (c)	144,160
1,500	DTE Energy Co.	68,895
5,150	MDU Resources Group, Inc.	102,742
7,800	Sempra Energy	419,640
13,300	TECO Energy, Inc. (c)	230,356

		1,389,482
	Total Utilities	2,920,060
	Total Common Stocks (Cost $33,476,477)	36,638,932
PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
115,000	U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $115,181)	115,198

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
775,186	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $775,186)	775,186
Investments of Cash Collateral for Securities on Loan — 14.5%
	Investment Company — 14.5%
5,422,661	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $5,422,661)	5,422,661

	Total Investments — 114.6% (Cost $39,789,505)	42,951,977
	Liabilities in Excess of Other Assets — (14.6)%	(5,461,197)
	NET ASSETS — 100.0%	$37,490,780

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	S&P Mid Cap 400	12/17/10	$960,120	$44,504

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,247,551
Aggregate gross unrealized depreciation	(2,085,079)
Net unrealized appreciation/depreciation	$3,162,472
Federal income tax cost of investments	$39,789,505

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$42,836,779	$115,198	$–	$42,951,977
Appreciation in Other Financial Instruments
Futures Contracts	$44,504	$–	$–	$44,504

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Insurance Trust Mid Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.3%
Consumer Discretionary — 18.2%
	Auto Components — 1.2%
47,820	Gentex Corp.	932,968

	Automobiles — 1.4%
37,600	Harley-Davidson, Inc.	1,069,344

	Diversified Consumer Services — 1.6%
32,277	Education Management Corp. (a)	473,826
19,400	Sotheby's	714,308

		1,188,134
	Hotels, Restaurants & Leisure — 2.4%
3,300	Chipotle Mexican Grill, Inc. (a)	567,600
38,800	MGM Resorts International (a) (c)	437,664
15,900	Starwood Hotels & Resorts Worldwide, Inc.	835,545

		1,840,809
	Household Durables — 1.0%
23,600	Harman International Industries, Inc. (a)	788,476

	Internet & Catalog Retail — 1.6%
20,100	HSN, Inc. (a)	600,990
3,800	NetFlix, Inc. (a)	616,208

		1,217,198
	Media — 2.9%
33,700	Lamar Advertising Co., Class A (a)	1,072,334
23,600	Scripps Networks Interactive, Inc., Class A	1,122,888

		2,195,222
	Specialty Retail — 3.6%
20,800	Dick's Sporting Goods, Inc. (a)	583,232
34,676	Express, Inc. (a)	527,422
11,700	J. Crew Group, Inc. (a)	393,354
41,600	OfficeMax, Inc. (a)	544,544
20,800	Williams-Sonoma, Inc.	659,360

		2,707,912
	Textiles, Apparel & Luxury Goods — 2.5%
19,500	Phillips-Van Heusen Corp.	1,173,120
7,800	Polo Ralph Lauren Corp.	700,908

		1,874,028
	Total Consumer Discretionary	13,814,091
Consumer Staples — 1.1%
	Beverages — 1.1%
23,700	Dr. Pepper Snapple Group, Inc.	841,824

Energy — 5.5%
	Energy Equipment & Services — 2.0%
22,070	Cameron International Corp. (a)	948,127
7,100	CARBO Ceramics, Inc.	575,100

		1,523,227
	Oil, Gas & Consumable Fuels — 3.5%
21,840	Cabot Oil & Gas Corp.	657,603
16,400	Concho Resources, Inc. (a)	1,085,188
30,570	Forest Oil Corp. (a)	907,929

		2,650,720
	Total Energy	4,173,947
Financials — 8.5%
	Capital Markets — 5.1%
43,700	Invesco Ltd.	927,751
22,000	Lazard Ltd., (Bermuda), Class A	771,760
39,320	Och-Ziff Capital Management Group LLC, Class A	585,868
19,480	T. Rowe Price Group, Inc.	975,266
38,710	TD AMERITRADE Holding Corp. (a)	625,167

		3,885,812
	Commercial Banks — 2.0%
19,100	BB&T Corp.	459,928
10,400	BOK Financial Corp.	469,352
14,700	Comerica, Inc.	546,105

		1,475,385
	Diversified Financial Services — 0.8%
18,500	MSCI, Inc., Class A (a)	614,385

	Insurance — 0.6%
17,800	HCC Insurance Holdings, Inc.	464,402

	Total Financials	6,439,984
Health Care — 12.6%
	Biotechnology — 0.8%
9,900	Alexion Pharmaceuticals, Inc. (a)	637,164

	Health Care Equipment & Supplies — 1.5%
14,200	Sirona Dental Systems, Inc. (a)	511,768
17,800	Thoratec Corp. (a)	658,244

		1,170,012
	Health Care Providers & Services — 6.5%
38,800	Brookdale Senior Living, Inc. (a)	632,828
37,600	Coventry Health Care, Inc. (a)	809,528
14,990	DaVita, Inc. (a)	1,034,760
15,900	Express Scripts, Inc. (a)	774,330
13,510	Humana, Inc. (a)	678,742
39,000	Lincare Holdings, Inc.	978,510

		4,908,698
	Health Care Technology — 0.7%
6,380	Cerner Corp. (a)	535,856

	Life Sciences Tools & Services — 0.8%
11,620	Illumina, Inc. (a)	571,704

	Pharmaceuticals — 2.3%
69,400	Valeant Pharmaceuticals International, Inc., (Canada) (c)	1,738,470

	Total Health Care	9,561,904
Industrials — 18.8%
	Aerospace & Defense — 2.5%
14,600	Goodrich Corp.	1,076,458
6,690	Precision Castparts Corp.	851,971

		1,928,429
	Air Freight & Logistics — 0.8%
12,400	Expeditors International of Washington, Inc.	573,252

	Airlines — 1.1%
70,800	Delta Air Lines, Inc. (a)	824,112

	Building Products — 1.0%
18,800	Lennox International, Inc.	783,772

	Commercial Services & Supplies — 1.1%
11,640	Stericycle, Inc. (a)	808,747

	Electrical Equipment — 2.9%
15,400	Hubbell, Inc., Class B	781,550
12,800	Rockwell Automation, Inc.	790,144
9,610	Roper Industries, Inc.	626,380

		2,198,074
	Industrial Conglomerates — 1.0%
24,200	Carlisle Cos., Inc.	724,790

	Machinery — 4.0%
23,300	Cummins, Inc.	2,110,514
18,700	Wabtec Corp.	893,673

		3,004,187
	Professional Services — 0.9%
25,200	Robert Half International, Inc.	655,200

	Road & Rail — 1.7%
53,700	Avis Budget Group, Inc. (a)	625,605
17,700	Landstar System, Inc.	683,574

		1,309,179
	Trading Companies & Distributors — 1.8%
11,800	W.W. Grainger, Inc.	1,405,498

	Total Industrials	14,215,240
Information Technology — 28.9%
	Communications Equipment — 2.8%
9,000	F5 Networks, Inc. (a)	934,290
26,700	Juniper Networks, Inc. (a)	810,345
8,700	Riverbed Technology, Inc. (a)	396,546

		2,141,181
	Computers & Peripherals — 2.0%
30,700	NetApp, Inc. (a)	1,528,553

	Electronic Equipment, Instruments & Components — 2.6%
22,724	Amphenol Corp., Class A	1,113,022
29,500	Tyco Electronics Ltd., (Switzerland)	861,990

		1,975,012
	Internet Software & Services — 1.3%
9,338	Equinix, Inc. (a)	955,744

	IT Services — 7.6%
16,500	Alliance Data Systems Corp. (a) (c)	1,076,790
26,540	Amdocs Ltd., (United Kingdom) (a)	760,636
36,350	CGI Group, Inc., (Canada), Class A (a)	546,341
14,100	Cognizant Technology Solutions Corp., Class A (a)	909,027
21,200	Hewitt Associates, Inc., Class A (a)	1,069,116
3,240	MasterCard, Inc., Class A	725,760
38,400	Western Union Co. (The)	678,528

		5,766,198
	Office Electronics — 0.7%
16,300	Zebra Technologies Corp., Class A (a)	548,332

	Semiconductors & Semiconductor Equipment — 5.9%
27,760	Broadcom Corp., Class A	982,426
11,000	Cree, Inc. (a)	597,190
63,100	Marvell Technology Group Ltd., (Bermuda) (a)	1,104,881
24,900	Microchip Technology, Inc. (c)	783,105
33,100	Varian Semiconductor Equipment Associates, Inc. (a)	952,618

		4,420,220
	Software — 6.0%
9,490	ANSYS, Inc. (a)	400,953
11,600	Autodesk, Inc. (a)	370,852
13,500	Citrix Systems, Inc. (a)	921,240
16,000	Concur Technologies, Inc. (a)	791,040
28,000	MICROS Systems, Inc. (a)	1,185,240
7,600	Salesforce.com, Inc. (a)	849,680

		4,519,005
	Total Information Technology	21,854,245
Materials — 4.3%
	Chemicals — 1.4%
14,200	Sherwin-Williams Co. (The)	1,066,988

	Containers & Packaging — 2.0%
23,500	Bemis Co., Inc.	746,125
13,800	Greif, Inc., Class A	811,992

		1,558,117
	Metals & Mining — 0.9%
10,400	Cliffs Natural Resources, Inc.	664,768

	Total Materials	3,289,873
Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.4%
54,990	tw telecom, inc. (a)	1,021,164

	Total Common Stocks (Cost $62,358,638)	75,212,272
Short-Term Investment — 1.6%
	Investment Company — 1.6%
1,246,581	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $1,246,581)	1,246,581
Investments of Cash Collateral for Securities on Loan — 4.6%
	Investment Company — 4.6%
3,497,983	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $3,497,983)	3,497,983

	Total Investments — 105.5% (Cost $67,103,202)	79,956,836
	Liabilities in Excess of Other Assets — (5.5)%	(4,197,659)
	NET ASSETS — 100.0%	$75,759,177

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,506,418
Aggregate gross unrealized depreciation	(1,652,784)
Net unrealized appreciation/depreciation	$12,853,634
Federal income tax cost of investments	$67,103,202

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$79,956,836	$–	$–	$79,956,836

There were no significant transfers between Levels 1 and 2 during the year ended September 30, 2010.

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
Consumer Discretionary — 18.1%
	Distributors — 1.0%
51,040	Genuine Parts Co.	2,275,874

	Diversified Consumer Services — 0.3%
48,150	H&R Block, Inc.	623,542

	Hotels, Restaurants & Leisure — 2.2%
30,241	Darden Restaurants, Inc.	1,293,710
51,486	Marriott International, Inc., Class A	1,844,743
42,800	Yum! Brands, Inc.	1,971,368

		5,109,821
	Household Durables — 2.2%
73,440	Fortune Brands, Inc.	3,615,451
50,387	Jarden Corp.	1,568,548

		5,183,999
	Internet & Catalog Retail — 0.8%
68,000	Expedia, Inc.	1,918,280

	Media — 4.0%
40,820	Cablevision Systems Corp., Class A	1,069,076
118,104	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,349,929
72,200	DISH Network Corp., Class A	1,383,352
150,500	Gannett Co., Inc. (c)	1,840,615
29,840	Omnicom Group, Inc.	1,178,083
26,650	Scripps Networks Interactive, Inc., Class A	1,268,007
3,660	Washington Post Co. (The), Class B (c)	1,461,840

		9,550,902
	Multiline Retail — 0.8%
87,900	Macy's, Inc.	2,029,611

	Specialty Retail — 5.9%
8,250	AutoZone, Inc. (a) (c)	1,888,507
62,370	Bed Bath & Beyond, Inc. (a)	2,707,482
210,390	Gap, Inc. (The)	3,921,670
40,150	Staples, Inc.	839,938
52,840	Tiffany & Co.	2,482,952
46,350	TJX Cos., Inc.	2,068,600

		13,909,149
	Textiles, Apparel & Luxury Goods — 0.9%
37,200	Phillips-Van Heusen Corp.	2,237,952

	Total Consumer Discretionary	42,839,130
Consumer Staples — 5.4%
	Beverages — 0.8%
29,282	Brown-Forman Corp., Class B	1,804,943

	Food & Staples Retailing — 1.3%
144,470	Safeway, Inc.	3,056,985

	Food Products — 2.0%
72,230	JM Smucker Co. (The)	4,372,082
7,600	McCormick & Co., Inc. (Non-Voting)	319,504
1,100	Ralcorp Holdings, Inc. (a)	64,328

		4,755,914
	Household Products — 1.0%
12,750	Clorox Co.	851,190
22,000	Energizer Holdings, Inc. (a)	1,479,060

		2,330,250
	Tobacco — 0.3%
9,630	Lorillard, Inc.	773,385

	Total Consumer Staples	12,721,477
Energy — 8.4%
	Oil, Gas & Consumable Fuels — 8.4%
119,840	CVR Energy, Inc. (a)	988,680
49,314	Devon Energy Corp.	3,192,588
170,600	El Paso Corp.	2,112,028
70,210	EQT Corp.	2,531,773
32,476	Kinder Morgan Management LLC (a)	1,956,676
42,600	Newfield Exploration Co. (a)	2,446,944
89,070	Teekay Corp., (Canada)	2,380,841
222,080	Williams Cos., Inc. (The)	4,243,949

	Total Energy	19,853,479
Financials — 25.4%
	Capital Markets — 2.8%
12,270	Affiliated Managers Group, Inc. (a)	957,183
38,600	Ameriprise Financial, Inc.	1,826,938
33,230	Northern Trust Corp.	1,603,015
41,640	T. Rowe Price Group, Inc.	2,084,707

		6,471,843
	Commercial Banks — 6.2%
68,200	BancorpSouth, Inc. (c)	967,076
76,800	BB&T Corp.	1,849,344
25,070	City National Corp.	1,330,465
24,540	Cullen/Frost Bankers, Inc.	1,321,970
143,000	Fifth Third Bancorp	1,720,290
25,970	M&T Bank Corp. (c)	2,124,605
79,900	SunTrust Banks, Inc.	2,063,817
94,700	TCF Financial Corp. (c)	1,533,193
81,800	Wilmington Trust Corp.	734,564
50,800	Zions Bancorp (c)	1,085,088

		14,730,412
	Insurance — 11.4%
36,300	AON Corp.	1,419,693
45,670	Assurant, Inc.	1,858,769
125,139	Cincinnati Financial Corp. (c)	3,610,260
128,280	Loews Corp.	4,861,812
252,274	Old Republic International Corp.	3,493,995
96,232	OneBeacon Insurance Group Ltd., Class A	1,375,155
73,750	Principal Financial Group, Inc.	1,911,600
41,600	Symetra Financial Corp.	435,136
65,000	Transatlantic Holdings, Inc.	3,303,300
111,910	W.R. Berkley Corp. (c)	3,029,404
75,600	XL Group plc, (Bermuda)	1,637,496

		26,936,620
	Real Estate Investment Trusts (REITs) — 3.3%
65,572	Kimco Realty Corp.	1,032,759
9,960	Public Storage (c)	966,518
59,120	Regency Centers Corp.	2,333,467
17,270	Ventas, Inc.	890,614
30,344	Vornado Realty Trust (c)	2,595,322

		7,818,680
	Real Estate Management & Development — 0.9%
140,780	Brookfield Properties Corp. (c)	2,184,906

	Thrifts & Mortgage Finance — 0.8%
145,080	People's United Financial, Inc. (c)	1,899,097

	Total Financials	60,041,558
Health Care — 6.0%
	Health Care Equipment & Supplies — 1.6%
49,860	Becton, Dickinson & Co.	3,694,626

	Health Care Providers & Services — 4.4%
31,800	AmerisourceBergen Corp.	974,988
70,269	Community Health Systems, Inc. (a) (c)	2,176,231
121,650	Coventry Health Care, Inc. (a)	2,619,124
143,275	Lincare Holdings, Inc.	3,594,770
52,700	VCA Antech, Inc. (a)	1,111,443

		10,476,556
	Total Health Care	14,171,182
Industrials — 9.4%
	Aerospace & Defense — 2.5%
26,680	Alliant Techsystems, Inc. (a)	2,011,672
30,200	L-3 Communications Holdings, Inc.	2,182,554
12,760	Precision Castparts Corp.	1,624,986

		5,819,212
	Commercial Services & Supplies — 1.8%
142,730	Republic Services, Inc.	4,351,838

	Electrical Equipment — 2.6%
35,900	AMETEK, Inc.	1,714,943
41,540	Cooper Industries plc	2,032,552
36,800	Roper Industries, Inc. (c)	2,398,624

		6,146,119
	Industrial Conglomerates — 0.8%
59,840	Carlisle Cos., Inc.	1,792,208

	Machinery — 1.7%
53,800	Snap-On, Inc.	2,502,238
37,130	WABCO Holdings, Inc. (a)	1,557,232

		4,059,470
	Total Industrials	22,168,847
Information Technology — 5.6%
	Electronic Equipment, Instruments & Components — 3.5%
48,440	Amphenol Corp., Class A	2,372,591
73,910	Arrow Electronics, Inc. (a)	1,975,614
133,580	Tyco Electronics Ltd., (Switzerland)	3,903,208

		8,251,413
	Software — 2.1%
89,590	Jack Henry & Associates, Inc.	2,284,545
104,700	Synopsys, Inc. (a)	2,593,419

		4,877,964
	Total Information Technology	13,129,377
Materials — 6.2%
	Chemicals — 4.6%
57,546	Albemarle Corp.	2,693,728
38,130	PPG Industries, Inc.	2,775,864
35,430	Sherwin-Williams Co. (The)	2,662,210
44,750	Sigma-Aldrich Corp.	2,702,005

		10,833,807
	Containers & Packaging — 1.6%
65,730	Ball Corp.	3,868,211

	Total Materials	14,702,018
Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 1.3%
52,090	CenturyLink, Inc. (c)	2,055,471
77,429	Windstream Corp. (c)	951,603

		3,007,074
	Wireless Telecommunication Services — 1.0%
87,790	Telephone & Data Systems, Inc.	2,488,846

	Total Telecommunication Services	5,495,920
Utilities — 9.9%
	Electric Utilities — 1.3%
123,820	Westar Energy, Inc.	3,000,159

	Gas Utilities — 2.7%
81,290	Energen Corp.	3,716,579
58,920	Oneok, Inc.	2,653,756

		6,370,335
	Multi-Utilities — 5.4%
226,040	CMS Energy Corp. (c)	4,073,241
52,100	NSTAR	2,050,135
53,500	Wisconsin Energy Corp.	3,092,300
154,380	Xcel Energy, Inc. (c)	3,546,108

		12,761,784
	Water Utilities — 0.5%
50,500	American Water Works Co., Inc.	1,175,135

	Total Utilities	23,307,413
	Total Common Stocks (Cost $192,015,554)	228,430,401
Short-Term Investment — 2.9%
	Investment Company — 2.9%
6,735,685	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $6,735,685)	6,735,685
Investments of Cash Collateral for Securities on Loan — 12.2%
	Investment Company — 12.2%
28,788,901	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $28,788,901)	28,788,901
	Total Investments — 111.8% (Cost $227,540,140)	263,954,987
	Liabilities in Excess of Other Assets — (11.8)%	(27,838,950)
	NET ASSETS — 100.0%	$236,116,037

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,488,339
Aggregate gross unrealized depreciation	(9,073,492)
Net unrealized appreciation/depreciation	$36,414,847
Federal income tax cost of investments	$227,540,140

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$263,954,987	$–	$–	$263,954,987

There were no significant transfers between Levels 1 and 2 during the nine months ended September 30, 2010.
#All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of portfolio holdings.
JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 16.0%
	Auto Components — 0.7%
13,700	Cooper Tire & Rubber Co.	268,931
6,900	Spartan Motors, Inc.	32,016
11,800	Standard Motor Products, Inc.	124,254

		425,201
	Automobiles — 0.1%
2,000	Tesla Motors, Inc. (a)	40,520

	Diversified Consumer Services — 0.1%
2,000	Corinthian Colleges, Inc. (a)	14,040
1,200	Lincoln Educational Services Corp. (a)	17,292

		31,332
	Hotels, Restaurants & Leisure — 2.1%
2,900	CEC Entertainment, Inc. (a)	99,557
3,700	Cracker Barrel Old Country Store, Inc.	187,812
10,400	DineEquity, Inc. (a)	467,792
20,500	Domino's Pizza, Inc. (a)	271,010
1,600	Isle of Capri Casinos, Inc. (a)	11,456
18,100	Ruby Tuesday, Inc. (a)	214,847
23,268	Ruth's Hospitality Group, Inc. (a)	93,305

		1,345,779
	Household Durables — 1.5%
9,200	American Greetings Corp., Class A	171,028
42	CSS Industries, Inc.	726
4,400	Helen of Troy Ltd., (Bermuda) (a)	111,276
3,700	Hooker Furniture Corp.	43,031
2,893	Jarden Corp.	90,059
3,100	Libbey, Inc. (a)	40,827
4,500	Lifetime Brands, Inc. (a)	67,950
14,750	Tempur-Pedic International, Inc. (a)	457,250

		982,147
	Internet & Catalog Retail — 0.5%
9,600	HSN, Inc. (a)	287,040

	Leisure Equipment & Products — 0.7%
11,950	JAKKS Pacific, Inc. (a)	210,798
5,900	RC2 Corp. (a)	123,605
28,800	Smith & Wesson Holding Corp. (a)	102,528
2,200	Sturm Ruger & Co., Inc.	30,008

		466,939
	Media — 1.8%
6,000	AH Belo Corp., Class A (a)	42,420
12,700	Belo Corp., Class A (a)	78,740
7,100	Entercom Communications Corp., Class A (a)	55,806
26,500	Journal Communications, Inc., Class A (a)	119,515
2,500	Knology, Inc. (a)	33,575
20,900	LIN TV Corp., Class A (a)	92,796
26,300	Mediacom Communications Corp., Class A (a)	173,843
23,900	Sinclair Broadcast Group, Inc., Class A (a)	167,778
10,600	Valassis Communications, Inc. (a)	359,234

		1,123,707
	Multiline Retail — 0.5%
9,600	Dillard's, Inc., Class A	226,944
13,974	Saks, Inc. (a)	120,176

		347,120
	Specialty Retail — 4.1%
4,825	Aeropostale, Inc. (a)	112,181
13,300	Asbury Automotive Group, Inc. (a)	187,131
9,400	Big 5 Sporting Goods Corp.	126,148
3,500	Brown Shoe Co., Inc.	40,145
10,800	Cabela's, Inc. (a)	204,984
19,400	Casual Male Retail Group, Inc. (a)	79,152
9,167	Collective Brands, Inc. (a)	147,955
3,900	Destination Maternity Corp. (a)	128,388
4,100	Express, Inc. (a)	62,361
10,925	Finish Line, Inc. (The), Class A	151,967
4,200	Gymboree Corp. (a)	174,468
7,650	Jos. A. Bank Clothiers, Inc. (a)	325,967
8,900	Kirkland's, Inc. (a)	123,354
2,800	Lithia Motors, Inc., Class A	26,852
11,100	OfficeMax, Inc. (a)	145,299
15,300	Rent-A-Center, Inc.	342,414
9,200	Sonic Automotive, Inc., Class A (a)	90,436
6,500	Vitamin Shoppe, Inc. (a)	178,425

		2,647,627
	Textiles, Apparel & Luxury Goods — 3.9%
7,500	Deckers Outdoor Corp. (a)	374,700
7,200	G-III Apparel Group Ltd. (a)	225,936
12,400	Iconix Brand Group, Inc. (a)	217,000
17,600	Jones Apparel Group, Inc.	345,664
19,900	Maidenform Brands, Inc. (a)	574,115
11,200	Oxford Industries, Inc.	266,336
17,900	Perry Ellis International, Inc. (a)	391,115
3,250	Steven Madden Ltd. (a)	133,445

		2,528,311
	Total Consumer Discretionary	10,225,723
Consumer Staples — 2.4%
	Food & Staples Retailing — 0.9%
7,600	Andersons, Inc. (The)	288,040
1,300	Nash Finch Co.	55,302
3,300	Pantry, Inc. (The) (a)	79,563
10,000	Spartan Stores, Inc.	145,000

		567,905
	Food Products — 0.9%
9,000	B&G Foods, Inc.	98,280
24,500	Chiquita Brands International, Inc. (a)	324,380
10,500	Dole Food Co., Inc. (a)	96,075
1,300	TreeHouse Foods, Inc. (a)	59,930

		578,665
	Household Products — 0.5%
3,200	Cellu Tissue Holdings, Inc. (a)	38,176
17,850	Central Garden & Pet Co., Class A (a)	184,926
2,400	Spectrum Brands Holdings, Inc. (a)	65,232

		288,334
	Personal Products — 0.1%
8,525	Prestige Brands Holdings, Inc. (a)	84,312

	Total Consumer Staples	1,519,216
Energy — 4.7%
	Energy Equipment & Services — 1.5%
9,100	Cal Dive International, Inc. (a)	49,777
3,100	Global Geophysical Services, Inc. (a)	22,599
10,900	Gulfmark Offshore, Inc., Class A (a)	334,848
9,700	ION Geophysical Corp. (a)	49,858
3,800	Lufkin Industries, Inc.	166,820
2,300	Matrix Service Co. (a)	20,125
10,200	Newpark Resources, Inc. (a)	85,680
800	OYO Geospace Corp. (a)	46,304
7,500	Parker Drilling Co. (a)	32,625
3,500	RPC, Inc.	74,060
2,300	T-3 Energy Services, Inc. (a)	60,145

		942,841
	Oil, Gas & Consumable Fuels — 3.2%
675	Apco Oil and Gas International, Inc.	23,362
19,600	Callon Petroleum Co. (a)	97,020
5,415	Clayton Williams Energy, Inc. (a)	273,945
25,800	EXCO Resources, Inc.	383,646
800	FX Energy, Inc. (a)	3,312
3,000	Georesources, Inc. (a)	47,700
20,400	Gulfport Energy Corp. (a)	282,336
6,100	Knightsbridge Tankers Ltd., (Bermuda)	115,290
17,175	McMoRan Exploration Co. (a)	295,582
8,400	Petroquest Energy, Inc. (a)	51,156
12,825	VAALCO Energy, Inc. (a)	73,615
5,100	W&T Offshore, Inc.	54,060
14,400	Warren Resources, Inc. (a)	57,168
12,000	World Fuel Services Corp.	312,120

		2,070,312
	Total Energy	3,013,153
Financials — 21.7%
	Capital Markets — 1.1%
31,700	BGC Partners, Inc., Class A	189,249
3,900	Gladstone Capital Corp.	43,953
13,200	Knight Capital Group, Inc., Class A (a)	163,548
15,300	MCG Capital Corp.	89,352
1,200	Oppenheimer Holdings, Inc., Class A	33,540
3,100	optionsXpress Holdings, Inc. (a)	47,616
8,100	Penson Worldwide, Inc. (a)	40,257
7,044	Prospect Capital Corp.	68,397
2,800	Pzena Investment Management, Inc., Class A	19,236
5,300	SWS Group, Inc.	38,001

		733,149
	Commercial Banks — 5.4%
4,800	1st United Bancorp, Inc. (a)	30,864
400	Alliance Financial Corp.	12,092
4,100	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	59,245
8,900	Cathay General Bancorp	105,821
600	Citizens & Northern Corp.	7,800
4,325	City Holding Co.	132,648
6,000	Community Bank System, Inc.	138,060
1,740	Community Trust Bancorp, Inc.	47,137
5,500	CVB Financial Corp.	41,305
4,300	East West Bancorp, Inc.	70,004
1,700	Financial Institutions, Inc.	30,022
2,000	First Bancorp	27,240
65,500	First Commonwealth Financial Corp.	356,975
6,500	First Community Bancshares, Inc.	83,850
13,700	First Financial Bancorp	228,516
4,200	First Interstate Bancsystem, Inc.	56,532
5,000	First Merchants Corp.	38,150
16,700	FNB Corp.	142,952
1,650	Hudson Valley Holding Corp.	32,208
5,200	Huntington Bancshares, Inc.	29,484
7,075	Iberiabank Corp.	353,608
4,310	International Bancshares Corp.	72,796
2,600	Lakeland Bancorp, Inc.	21,918
2,400	Lakeland Financial Corp.	44,784
2,900	MainSource Financial Group, Inc.	22,156
200	Merchants Bancshares, Inc.	4,988
15,100	Nara Bancorp, Inc. (a)	106,606
1,100	National Bankshares, Inc.	28,380
2,400	NBT Bancorp, Inc.	52,968
1,100	Park National Corp.	70,444
2,400	Peoples Bancorp, Inc.	29,688
2,700	Prosperity Bancshares, Inc.	87,669
800	Renasant Corp.	12,168
1,863	Republic Bancorp, Inc., Class A	39,365
2,050	Sierra Bancorp	25,317
2,496	Southside Bancshares, Inc.	47,149
3,400	Southwest Bancorp, Inc.	44,098
17,950	Sterling Bancshares, Inc.	96,392
15,600	Susquehanna Bancshares, Inc.	131,664
2,500	SVB Financial Group (a)	105,800
3,000	WesBanco, Inc.	49,020
1,500	West Bancorp, Inc. (a)	9,450
6,000	Westamerica Bancorp	326,940

		3,454,273
	Consumer Finance — 2.6%
4,375	Advance America Cash Advance Centers, Inc.	17,631
16,600	Cash America International, Inc.	581,000
797	CompuCredit Holdings Corp.	3,842
14,297	Dollar Financial Corp. (a)	298,378
800	Green Dot Corp., Class A (a)	38,784
8,500	Nelnet, Inc., Class A	194,480
11,725	World Acceptance Corp. (a)	517,776

		1,651,891
	Diversified Financial Services — 1.1%
1,100	Compass Diversified Holdings	17,776
7,500	Encore Capital Group, Inc. (a)	135,150
1,500	Marlin Business Services Corp. (a)	18,000
15,700	PHH Corp. (a)	330,642
2,900	Portfolio Recovery Associates, Inc. (a)	187,485

		689,053
	Insurance — 3.2%
48,000	American Equity Investment Life Holding Co.	491,520
3,366	American Physicians Capital, Inc.	139,554
1,600	American Safety Insurance Holdings Ltd. (a)	26,144
8,425	Aspen Insurance Holdings Ltd., (Bermuda)	255,109
8,850	Delphi Financial Group, Inc., Class A	221,162
7,200	Flagstone Reinsurance Holdings S.A., (Luxembourg)	76,392
1,700	Hallmark Financial Services (a)	14,858
2,000	Horace Mann Educators Corp.	35,560
12,775	Meadowbrook Insurance Group, Inc.	114,592
15,800	National Financial Partners Corp. (a)	200,186
2,950	Platinum Underwriters Holdings Ltd., (Bermuda)	128,384
18,800	PMA Capital Corp., Class A (a)	141,752
3,200	Safety Insurance Group, Inc.	134,464
6,000	Selective Insurance Group, Inc.	97,740

		2,077,417
	Real Estate Investment Trusts (REITs) — 7.2%
4,983	American Campus Communities, Inc.	151,683
11,100	Anworth Mortgage Asset Corp.	79,143
4,000	Ashford Hospitality Trust, Inc. (a)	36,200
11,400	Associated Estates Realty Corp.	159,372
11,100	BioMed Realty Trust, Inc.	198,912
5,400	CapLease, Inc.	30,186
5,200	Capstead Mortgage Corp.	56,524
16,600	CBL & Associates Properties, Inc.	216,796
3,864	Colonial Properties Trust	62,558
27,775	DCT Industrial Trust, Inc.	133,042
10,800	Developers Diversified Realty Corp.	121,176
3,600	EastGroup Properties, Inc.	134,568
6,500	Education Realty Trust, Inc.	46,475
1,100	Equity Lifestyle Properties, Inc.	59,928
12,600	FelCor Lodging Trust, Inc. (a)	57,960
16,600	First Industrial Realty Trust, Inc. (a)	84,162
9,900	Glimcher Realty Trust	60,885
18,900	Hersha Hospitality Trust	97,902
1,750	Home Properties, Inc.	92,575
7,100	LaSalle Hotel Properties	166,069
59,209	Lexington Realty Trust	423,936
42,025	MFA Financial, Inc.	320,651
1,200	Mid-America Apartment Communities, Inc.	69,936
1,600	Mission West Properties, Inc.	10,848
31,300	MPG Office Trust, Inc. (a)	78,250
12,600	National Retail Properties, Inc.	316,386
9,000	Omega Healthcare Investors, Inc.	202,050
3,700	Parkway Properties, Inc.	54,760
1,200	Pebblebrook Hotel Trust (a)	21,612
17,725	Pennsylvania Real Estate Investment Trust	210,218
2,675	PS Business Parks, Inc.	151,325
2,500	RAIT Financial Trust (a)	4,125
3,200	Ramco-Gershenson Properties Trust	34,272
8,500	Redwood Trust, Inc.	122,910
15,600	Senior Housing Properties Trust	366,600
28,550	Strategic Hotels & Resorts, Inc. (a)	121,052
1,600	Sun Communities, Inc.	49,120

		4,604,167
	Thrifts & Mortgage Finance — 1.1%
3,600	Dime Community Bancshares, Inc.	49,860
8,157	First Niagara Financial Group, Inc.	95,029
3,300	OceanFirst Financial Corp.	40,491
23,175	Ocwen Financial Corp. (a)	234,995
12,100	Radian Group, Inc.	94,622
7,500	Trustco Bank Corp.	41,700
3,100	WSFS Financial Corp.	116,281

		672,978
	Total Financials	13,882,928
Health Care — 12.3%
	Biotechnology — 2.8%
4,300	Acorda Therapeutics, Inc. (a)	141,986
6,300	Affymax, Inc. (a)	37,485
25,100	Anadys Pharmaceuticals, Inc. (a)	58,232
27,600	Ariad Pharmaceuticals, Inc. (a)	105,432
11,200	BioCryst Pharmaceuticals, Inc. (a)	55,328
13,500	Chelsea Therapeutics International Ltd. (a)	69,120
20,225	Cytokinetics, Inc. (a)	53,394
27,800	Idenix Pharmaceuticals, Inc. (a)	86,180
10,900	Immunomedics, Inc. (a)	35,098
12,000	Incyte Corp., Ltd. (a)	191,880
5,900	Ironwood Pharmaceuticals, Inc. (a)	60,062
16,700	MannKind Corp. (a)	112,892
7,000	Medivation, Inc. (a)	91,000
19,500	NPS Pharmaceuticals, Inc. (a)	133,380
15,300	Orexigen Therapeutics, Inc. (a)	90,729
5,375	Pharmasset, Inc. (a)	158,563
12,200	Savient Pharmaceuticals, Inc. (a)	279,014
7,700	Tengion, Inc. (a)	24,332

		1,784,107
	Health Care Equipment & Supplies — 3.2%
15,000	American Medical Systems Holdings, Inc. (a)	293,700
15,900	Cantel Medical Corp.	257,580
5,500	DynaVox, Inc., Class A (a)	44,660
7,400	GenMark Diagnostics, Inc. (a)	24,864
4,000	Greatbatch, Inc. (a)	92,760
2,600	HeartWare International, Inc. (a)	178,776
12,100	Immucor, Inc. (a)	239,943
2,700	Integra LifeSciences Holdings Corp. (a)	106,542
10,375	MELA Sciences, Inc. (a)	67,645
4,400	Orthofix International N.V., (Netherlands) (a)	138,248
4,000	Sirona Dental Systems, Inc. (a)	144,160
10,400	STERIS Corp.	345,488
3,375	Thoratec Corp. (a)	124,807

		2,059,173
	Health Care Providers & Services — 4.3%
13,100	Allied Healthcare International, Inc. (a)	32,750
10,500	Centene Corp. (a)	247,695
33,200	Continucare Corp. (a)	139,440
2,500	Emergency Medical Services Corp., Class A (a)	133,125
24,100	Five Star Quality Care, Inc. (a)	121,705
7,500	Genoptix, Inc. (a)	106,500
9,900	Gentiva Health Services, Inc. (a)	216,315
8,800	Hanger Orthopedic Group, Inc. (a)	127,952
8,900	Healthsouth Corp. (a)	170,880
16,900	Healthspring, Inc. (a)	436,696
31,100	Metropolitan Health Networks, Inc. (a)	118,180
9,000	Owens & Minor, Inc.	256,140
4,600	Providence Service Corp. (The) (a)	75,394
3,500	Psychiatric Solutions, Inc. (a)	117,425
8,200	RehabCare Group, Inc. (a)	165,804
11,800	Triple-S Management Corp., Class B (a)	198,830
1,800	US Physical Therapy, Inc. (a)	30,096
1,500	WellCare Health Plans, Inc. (a)	43,440

		2,738,367
	Life Sciences Tools & Services — 0.3%
6,625	Enzo Biochem, Inc. (a)	25,175
5,900	eResearchTechnology, Inc. (a)	44,132
12,800	Kendle International, Inc. (a)	119,296

		188,603
	Pharmaceuticals — 1.7%
6,400	Ardea Biosciences, Inc. (a)	147,200
11,900	Biodel, Inc. (a)	63,070
12,900	Cadence Pharmaceuticals, Inc. (a)	107,715
3,350	Cardiome Pharma Corp., (Canada) (a)	20,435
9,800	Impax Laboratories, Inc. (a)	194,040
6,000	MAP Pharmaceuticals, Inc. (a)	91,800
5,300	Par Pharmaceutical Cos., Inc. (a)	154,124
5,100	Salix Pharmaceuticals Ltd. (a)	202,572
15,600	Vivus, Inc. (a)	104,364
4,625	XenoPort, Inc. (a)	32,884

		1,118,204
	Total Health Care	7,888,454
Industrials — 16.0%
	Aerospace & Defense — 2.2%
2,450	Ceradyne, Inc. (a)	57,207
1,500	Curtiss-Wright Corp.	45,450
6,300	Esterline Technologies Corp. (a)	360,549
48,800	GenCorp, Inc. (a)	240,096
1,875	HEICO Corp.	85,575
2,300	LMI Aerospace, Inc. (a)	36,616
7,400	Triumph Group, Inc.	551,966

		1,377,459
	Air Freight & Logistics — 1.0%
9,400	Atlas Air Worldwide Holdings, Inc. (a)	472,820
6,100	Hub Group, Inc., Class A (a)	178,486

		651,306
	Airlines — 1.5%
1,700	Alaska Air Group, Inc. (a)	86,751
55,450	Hawaiian Holdings, Inc. (a)	332,146
18,300	Republic Airways Holdings, Inc. (a)	151,524
6,125	SkyWest, Inc.	85,505
11,900	UAL Corp. (a)	281,197

		937,123
	Building Products — 0.5%
2,400	A.O. Smith Corp.	138,936
1,275	Gibraltar Industries, Inc. (a)	11,449
6,000	Insteel Industries, Inc.	53,880
520	NCI Building Systems, Inc. (a)	4,956
6,325	Quanex Building Products Corp.	109,233
1,000	Trex Co., Inc. (a)	19,070

		337,524
	Commercial Services & Supplies — 2.5%
7,600	ACCO Brands Corp. (a)	43,700
6,100	ATC Technology Corp. (a)	150,914
32,400	Cenveo, Inc. (a)	162,972
25,650	Deluxe Corp.	490,685
3,500	Ennis, Inc.	62,615
8,100	Herman Miller, Inc.	159,408
1,000	HNI Corp.	28,760
13,400	Knoll, Inc.	207,834
5,000	Metalico, Inc. (a)	19,150
10,000	Standard Register Co. (The)	29,200
2,800	UniFirst Corp.	123,620
2,300	United Stationers, Inc. (a)	123,073
100	Waste Connections, Inc. (a)	3,966

		1,605,897
	Construction & Engineering — 1.2%
8,400	Comfort Systems USA, Inc.	90,132
12,475	EMCOR Group, Inc. (a)	306,760
8,600	MasTec, Inc. (a)	88,752
600	Michael Baker Corp. (a)	19,776
12,100	Tutor Perini Corp. (a)	243,089

		748,509
	Electrical Equipment — 2.6%
7,000	Acuity Brands, Inc.	309,680
8,100	EnerSys (a)	202,257
32,900	GrafTech International Ltd. (a)	514,227
2,500	Polypore International, Inc. (a)	75,400
10,000	Regal-Beloit Corp.	586,900

		1,688,464
	Industrial Conglomerates — 0.0% (g)
1,100	Standex International Corp.	26,609

	Machinery — 2.9%
6,500	Barnes Group, Inc.	114,335
1,800	Chart Industries, Inc. (a)	36,648
7,100	CIRCOR International, Inc.	224,360
8,100	Columbus McKinnon Corp. (a)	134,379
3,800	Douglas Dynamics, Inc.	46,930
14,100	EnPro Industries, Inc. (a)	441,048
19,800	Force Protection, Inc. (a)	99,792
1,600	Middleby Corp. (a)	101,424
4,700	Trimas Corp. (a)	69,795
11,050	Wabtec Corp.	528,079
1,300	Watts Water Technologies, Inc., Class A	44,265

		1,841,055
	Marine — 0.2%
31,625	Horizon Lines, Inc., Class A	132,825

	Professional Services — 0.0% (g)
2,200	GP Strategies Corp. (a)	19,998

	Road & Rail — 0.2%
1,600	Dollar Thrifty Automotive Group, Inc. (a)	80,224
9,000	Quality Distribution, Inc. (a)	57,330

		137,554
	Trading Companies & Distributors — 1.2%
10,800	Aircastle Ltd.	91,584
17,375	Applied Industrial Technologies, Inc.	531,675
3,700	Beacon Roofing Supply, Inc. (a)	53,909
4,600	Interline Brands, Inc. (a)	82,984

		760,152
	Total Industrials	10,264,475
Information Technology — 15.6%
	Communications Equipment — 2.3%
4,700	ADC Telecommunications, Inc. (a)	59,549
24,082	Arris Group, Inc. (a)	235,281
7,150	Black Box Corp.	229,229
3,100	Blue Coat Systems, Inc. (a)	74,586
4,100	Comtech Telecommunications Corp. (a)	112,135
4,400	InterDigital, Inc. (a)	130,284
4,600	Meru Networks, Inc. (a)	79,304
3,400	NETGEAR, Inc. (a)	91,834
2,500	Oplink Communications, Inc. (a)	49,600
5,100	Plantronics, Inc.	172,278
4,500	Polycom, Inc. (a)	122,760
9,800	Symmetricom, Inc. (a)	56,056
5,300	Tekelec (a)	68,688

		1,481,584
	Computers & Peripherals — 0.4%
3,725	Imation Corp. (a)	34,754
62,700	Quantum Corp. (a)	132,924
3,400	Synaptics, Inc. (a)	95,676

		263,354
	Electronic Equipment, Instruments & Components — 1.5%
3,750	Benchmark Electronics, Inc. (a)	61,500
10,000	Brightpoint, Inc. (a)	69,900
2,800	Checkpoint Systems, Inc. (a)	56,980
4,700	DDi Corp.	43,428
5,400	Insight Enterprises, Inc. (a)	84,456
3,500	Keithley Instruments, Inc.	75,285
1,300	Measurement Specialties, Inc. (a)	24,024
4,800	Plexus Corp. (a)	140,880
6,100	Power-One, Inc. (a)	55,449
9,600	RadiSys Corp. (a)	90,432
2,900	Spectrum Control, Inc. (a)	42,688
6,700	SYNNEX Corp. (a)	188,538
6,500	TTM Technologies, Inc. (a)	63,635

		997,195
	Internet Software & Services — 0.6%
2,700	Ancestry.com, Inc. (a)	61,452
2,800	Art Technology Group, Inc. (a)	11,564
7,900	EarthLink, Inc.	71,811
5,900	IntraLinks Holdings, Inc. (a)	99,769
22,559	United Online, Inc.	129,038

		373,634
	IT Services — 1.8%
4,100	CACI International, Inc., Class A (a)	185,566
18,900	CIBER, Inc. (a)	56,889
3,925	CSG Systems International, Inc. (a)	71,553
4,075	Gartner, Inc. (a)	119,968
1,600	iGate Corp.	29,024
6,500	Lionbridge Technologies, Inc. (a)	27,950
2,400	ManTech International Corp., Class A (a)	95,040
1,100	MAXIMUS, Inc.	67,738
2,700	TeleTech Holdings, Inc. (a)	40,068
3,900	Unisys Corp. (a)	108,810
5,900	VeriFone Systems, Inc. (a)	183,313
4,500	Wright Express Corp. (a)	160,695

		1,146,614
	Semiconductors & Semiconductor Equipment — 4.1%
3,600	Alpha & Omega Semiconductor Ltd. (a)	40,896
27,675	Amkor Technology, Inc. (a)	181,825
2,325	Applied Micro Circuits Corp. (a)	23,250
23,825	Cirrus Logic, Inc. (a)	425,038
15,806	Entegris, Inc. (a)	73,814
6,000	GT Solar International, Inc. (a)	50,220
6,300	Integrated Silicon Solution, Inc. (a)	54,243
11,300	Kulicke & Soffa Industries, Inc. (a)	69,947
13,800	Lattice Semiconductor Corp. (a)	65,550
8,675	Micrel, Inc.	85,535
8,400	MIPS Technologies, Inc. (a)	81,732
3,000	MKS Instruments, Inc. (a)	53,940
5,400	Photronics, Inc. (a)	28,566
31,300	PMC-Sierra, Inc. (a)	230,368
67,500	RF Micro Devices, Inc. (a)	414,450
2,100	Sigma Designs, Inc. (a)	24,129
31,300	Skyworks Solutions, Inc. (a)	647,284
6,900	TriQuint Semiconductor, Inc. (a)	66,240

		2,617,027
	Software — 4.9%
8,184	Actuate Corp. (a)	42,148
2,400	Ariba, Inc. (a)	45,360
28,150	Aspen Technology, Inc. (a)	291,915
9,800	BroadSoft, Inc. (a)	84,868
3,500	Deltek, Inc. (a)	28,035
3,000	Ebix, Inc. (a)	70,350
5,400	Epicor Software Corp. (a)	46,980
26,614	JDA Software Group, Inc. (a)	674,931
10,200	Lawson Software, Inc. (a)	86,394
16,500	Magma Design Automation, Inc. (a)	61,050
3,800	Netscout Systems, Inc. (a)	77,938
11,440	Parametric Technology Corp. (a)	223,538
4,200	Progress Software Corp. (a)	139,020
3,200	QLIK Technologies, Inc. (a)	70,560
5,900	Quest Software, Inc. (a)	145,081
1,800	RealD, Inc. (a)	33,282
1,800	Rovi Corp. (a)	90,738
3,800	SciQuest, Inc. (a)	45,904
4,700	Smith Micro Software, Inc. (a)	46,718
1,200	SS&C Technologies Holdings, Inc. (a)	18,960
25,600	Take-Two Interactive Software, Inc. (a)	259,584
55,400	THQ, Inc. (a)	222,708
10,000	TIBCO Software, Inc. (a)	177,400
6,800	TiVo, Inc. (a)	61,608
5,500	VirnetX Holding Corp.	80,740

		3,125,810
	Total Information Technology	10,005,218
Materials — 4.7%
	Chemicals — 2.2%
6,200	H.B. Fuller Co.	123,194
6,600	Innophos Holdings, Inc.	218,460
7,400	Koppers Holdings, Inc.	198,838
32,400	Omnova Solutions, Inc. (a)	232,956
28,700	PolyOne Corp. (a)	346,983
3,400	Solutia, Inc. (a)	54,468
17,325	Spartech Corp. (a)	142,238
2,700	W.R. Grace & Co. (a)	75,438

		1,392,575
	Containers & Packaging — 1.2%
10,800	Boise, Inc. (a)	70,092
1,200	Graham Packaging Co., Inc. (a)	14,184
8,425	Myers Industries, Inc.	72,371
7,975	Rock-Tenn Co., Class A	397,235
6,800	Silgan Holdings, Inc.	215,560

		769,442
	Metals & Mining — 0.6%
7,300	Hecla Mining Co. (a)	46,136
4,300	Metals USA Holdings Corp. (a)	55,814
17,100	Worthington Industries, Inc.	257,013

		358,963
	Paper & Forest Products — 0.7%
16,375	Buckeye Technologies, Inc.	240,876
300	Clearwater Paper Corp. (a)	22,824
3,600	Schweitzer-Mauduit International, Inc.	209,916

		473,616
	Total Materials	2,994,596
Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 0.9%
56,100	Cincinnati Bell, Inc. (a)	149,787
13,600	Consolidated Communications Holdings, Inc.	253,912
27,200	Premiere Global Services, Inc. (a)	192,576

		596,275
	Wireless Telecommunication Services — 0.4%
10,700	Syniverse Holdings, Inc. (a)	242,569

	Total Telecommunication Services	838,844
Utilities — 3.2%
	Electric Utilities — 2.2%
1,800	Central Vermont Public Service Corp.	36,306
12,725	El Paso Electric Co. (a)	302,600
8,500	IDACORP, Inc.	305,320
2,000	MGE Energy, Inc.	79,180
10,275	Portland General Electric Co.	208,377
3,125	UniSource Energy Corp.	104,469
15,200	Westar Energy, Inc.	368,296

		1,404,548
	Gas Utilities — 1.0%
1,400	Chesapeake Utilities Corp.	50,708
6,300	New Jersey Resources Corp.	247,086
600	Nicor, Inc.	27,492
2,000	Northwest Natural Gas Co.	94,900
3,600	Southwest Gas Corp.	120,924
3,000	WGL Holdings, Inc.	113,340

		654,450
	Total Utilities	2,058,998
	Total Common Stocks (Cost $55,289,472)	62,691,605

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
250,000	U.S. Treasury Note, 1.250%, 11/30/10 (k) (Cost $250,408)	250,430

SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
1,197,075	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $1,197,075)	1,197,075
	Total Investments — 100.2% (Cost $56,736,955)	64,139,110
	Liabilities in Excess of Other Assets — (0.2)%	(98,851)
	NET ASSETS — 100.0%	$64,040,259

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
21	E-mini Russell 2000	12/17/10	$1,416,450	$89,129

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,451,414
Aggregate gross unrealized depreciation	(5,049,259)
Net unrealized appreciation/depreciation	$7,402,155
Federal income tax cost of investments	$56,736,955

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 12.3%
	Auto Components — 1.5%
61,531	Johnson Controls, Inc.	1,876,695

	Diversified Consumer Services — 0.5%
13,180	Apollo Group, Inc., Class A (a)	676,793

	Hotels, Restaurants & Leisure — 2.3%
27,360	Carnival Corp.	1,045,426
4,430	Darden Restaurants, Inc.	189,515
27,490	International Game Technology	397,230
1,210	Royal Caribbean Cruises Ltd. (a)	38,151
4,010	Starwood Hotels & Resorts Worldwide, Inc. (c)	210,726
22,142	Yum! Brands, Inc. (c)	1,019,861

		2,900,909
	Household Durables — 0.3%
19,240	Lennar Corp., Class A (c)	295,911
180	NVR, Inc. (a) (c)	116,556

		412,467
	Internet & Catalog Retail — 0.7%
5,980	Amazon.com, Inc. (a)	939,219

	Media — 4.2%
17,780	CBS Corp., Class B	281,991
29,020	Comcast Corp., Class A	524,681
8,320	DIRECTV, Class A (a)	346,362
26,280	Gannett Co., Inc. (c)	321,404
7	Time Warner Cable, Inc.	378
90,925	Time Warner, Inc.	2,786,851
32,779	Walt Disney Co. (The)	1,085,313

		5,346,980
	Multiline Retail — 0.7%
4,410	J.C. Penney Co., Inc. (c)	119,864
10,343	Kohl's Corp. (a)	544,869
2,770	Target Corp.	148,029

		812,762
	Specialty Retail — 2.0%
1,730	AutoZone, Inc. (a) (c)	396,014
4,490	GameStop Corp., Class A (a) (c)	88,498
37,660	Lowe's Cos., Inc.	839,441
57,550	Staples, Inc.	1,203,946

		2,527,899
	Textiles, Apparel & Luxury Goods — 0.1%
1,040	V.F. Corp.	84,261

	Total Consumer Discretionary	15,577,985
Consumer Staples — 10.1%
	Beverages — 2.3%
36,170	Coca-Cola Co. (The)	2,116,669
11,328	PepsiCo, Inc.	752,632

		2,869,301
	Food & Staples Retailing — 2.4%
18,479	CVS Caremark Corp.	581,534
19,660	Kroger Co. (The)	425,835
35,905	Sysco Corp.	1,024,011
3,960	Walgreen Co.	132,660
16,783	Wal-Mart Stores, Inc.	898,226

		3,062,266
	Food Products — 1.1%
13,630	Campbell Soup Co. (c)	487,272
18,438	General Mills, Inc.	673,725
6,740	Kraft Foods, Inc., Class A	207,996

		1,368,993
	Household Products — 2.8%
7,140	Colgate-Palmolive Co.	548,781
50,957	Procter & Gamble Co. (The)	3,055,891

		3,604,672
	Tobacco — 1.5%
33,886	Philip Morris International, Inc.	1,898,294

	Total Consumer Staples	12,803,526
Energy — 11.5%
	Energy Equipment & Services — 1.4%
7,950	Baker Hughes, Inc.	338,670
24,058	Schlumberger Ltd.	1,482,214

		1,820,884
	Oil, Gas & Consumable Fuels — 10.1%
5,510	Anadarko Petroleum Corp.	314,345
15,788	Apache Corp.	1,543,435
34,740	Chevron Corp.	2,815,677
18,800	ConocoPhillips	1,079,684
8,637	Devon Energy Corp.	559,159
19,140	EOG Resources, Inc.	1,779,446
38,905	Exxon Mobil Corp.	2,403,940
910	Noble Energy, Inc.	68,332
27,892	Occidental Petroleum Corp.	2,183,944
1,000	Range Resources Corp.	38,130

		12,786,092
	Total Energy	14,606,976
Financials — 13.7%
	Capital Markets — 3.4%
16,576	Goldman Sachs Group, Inc. (The)	2,396,558
16,550	Invesco Ltd.	351,356
35,081	Morgan Stanley	865,799
9,580	State Street Corp.	360,783
23,165	TD AMERITRADE Holding Corp. (a)	374,115

		4,348,611
	Commercial Banks — 3.4%
22,992	BB&T Corp.	553,647
6,120	Fifth Third Bancorp	73,624
19,620	Regions Financial Corp.	142,637
2,500	SVB Financial Group (a) (c)	105,800
41,092	U.S. Bancorp	888,409
96,193	Wells Fargo & Co.	2,417,330
5,380	Zions Bancorp	114,917

		4,296,364
	Consumer Finance — 0.5%
12,090	American Express Co.	508,143
2,510	Capital One Financial Corp. (c)	99,270

		607,413
	Diversified Financial Services — 3.2%
159,149	Bank of America Corp.	2,086,443
403,370	Citigroup, Inc. (a)	1,573,143
1,597	CME Group, Inc.	415,939

		4,075,525
	Insurance — 3.0%
12,788	ACE Ltd., (Switzerland)	744,901
3,610	Aflac, Inc.	186,673
6,400	Berkshire Hathaway, Inc., Class B (a)	529,152
4,380	Lincoln National Corp.	104,770
16,540	MetLife, Inc.	635,963
8,380	Principal Financial Group, Inc.	217,210
10,084	Prudential Financial, Inc.	546,351
11,898	RenaissanceRe Holdings Ltd., (Bermuda)	713,404
6,200	XL Group plc, (Bermuda)	134,292

		3,812,716
	Real Estate Investment Trusts (REITs) — 0.2%
6,412	Apartment Investment & Management Co., Class A (c)	137,089
1,300	Health Care REIT, Inc.	61,542
730	Simon Property Group, Inc.	67,700

		266,331
	Total Financials	17,406,960
Health Care — 10.6%
	Biotechnology — 1.8%
2,400	Alexion Pharmaceuticals, Inc. (a) (c)	154,464
13,500	Biogen Idec, Inc. (a) (c)	757,620
24,629	Celgene Corp. (a) (c)	1,418,877

		2,330,961
	Health Care Equipment & Supplies — 0.6%
14,450	Boston Scientific Corp. (a)	88,579
15,249	Covidien plc, (Ireland)	612,857
1,180	Medtronic, Inc.	39,624

		741,060
	Health Care Providers & Services — 2.3%
14,861	Aetna, Inc.	469,756
28,460	Cardinal Health, Inc.	940,318
1,150	CIGNA Corp.	41,147
1,430	DaVita, Inc. (a) (c)	98,713
4,200	McKesson Corp.	259,476
7,640	Medco Health Solutions, Inc. (a)	397,738
4,780	UnitedHealth Group, Inc.	167,826
9,376	WellPoint, Inc. (a)	531,057

		2,906,031
	Life Sciences Tools & Services — 0.1%
3,980	Thermo Fisher Scientific, Inc. (a)	190,563

	Pharmaceuticals — 5.8%
46,962	Abbott Laboratories	2,453,295
79,622	Merck & Co., Inc.	2,930,886
112,102	Pfizer, Inc.	1,924,791

		7,308,972
	Total Health Care	13,477,587
Industrials — 8.8%
	Aerospace & Defense — 3.2%
39,080	Honeywell International, Inc.	1,717,175
33,615	United Technologies Corp.	2,394,397

		4,111,572
	Industrial Conglomerates — 1.5%
80,600	General Electric Co.	1,309,750
9,800	Textron, Inc. (c)	201,488
11,200	Tyco International Ltd., (Switzerland)	411,376

		1,922,614
	Machinery — 2.1%
11,928	Deere & Co.	832,336
26,263	PACCAR, Inc. (c)	1,264,563
8,380	Parker Hannifin Corp.	587,103

		2,684,002
	Road & Rail — 2.0%
2,950	CSX Corp.	163,194
30,758	Norfolk Southern Corp.	1,830,408
5,950	Union Pacific Corp.	486,710

		2,480,312
	Total Industrials	11,198,500
Information Technology — 20.0%
	Communications Equipment — 4.4%
142,943	Cisco Systems, Inc. (a)	3,130,452
32,433	Juniper Networks, Inc. (a) (c)	984,341
32,114	QUALCOMM, Inc.	1,448,984

		5,563,777
	Computers & Peripherals — 5.7%
15,208	Apple, Inc. (a)	4,315,270
16,150	Dell, Inc. (a)	209,304
24,580	EMC Corp. (a)	499,220
50,647	Hewlett-Packard Co.	2,130,719
2,410	SanDisk Corp. (a)	88,327

		7,242,840
	Electronic Equipment, Instruments & Components — 0.2%
14,330	Corning, Inc.	261,952

	Internet Software & Services — 0.7%
1,822	Google, Inc., Class A (a)	957,989

	IT Services — 3.2%
11,880	Cognizant Technology Solutions Corp., Class A (a)	765,904
6,120	Genpact Ltd., (Bermuda) (a) (c)	108,508
18,321	International Business Machines Corp.	2,457,579
2,730	MasterCard, Inc., Class A	611,520
1,910	Visa, Inc., Class A	141,836

		4,085,347
	Semiconductors & Semiconductor Equipment — 1.9%
11,860	Analog Devices, Inc.	372,167
4,760	Applied Materials, Inc.	55,597
10,800	Broadcom Corp., Class A (c)	382,212
29,120	Intersil Corp., Class A (c)	340,413
5,390	Lam Research Corp. (a)	225,571
17,100	Marvell Technology Group Ltd., (Bermuda) (a)	299,421
12,120	Novellus Systems, Inc. (a)	322,150
13,689	Xilinx, Inc.	364,264

		2,361,795
	Software — 3.9%
7,440	Adobe Systems, Inc. (a)	194,556
137,383	Microsoft Corp.	3,364,510
51,220	Oracle Corp.	1,375,257

		4,934,323
	Total Information Technology	25,408,023
Materials — 4.8%
	Chemicals — 3.0%
46,216	Dow Chemical Co. (The)	1,269,092
50,890	E.l. du Pont de Nemours & Co.	2,270,712
3,710	Monsanto Co.	177,820

		3,717,624
	Metals & Mining — 1.8%
26,755	Freeport-McMoRan Copper & Gold, Inc. (c)	2,284,609

	Total Materials	6,002,233
Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 2.8%
56,390	AT&T, Inc.	1,612,754
31,118	Frontier Communications Corp. (c)	254,234
50,853	Verizon Communications, Inc.	1,657,299

		3,524,287
	Wireless Telecommunication Services — 0.7%
3,260	American Tower Corp., Class A (a)	167,108
168,840	Sprint Nextel Corp. (a) (c)	781,729

		948,837
	Total Telecommunication Services	4,473,124
Utilities — 3.7%
	Electric Utilities — 2.3%
9,499	Edison International	326,671
12,520	Entergy Corp.	958,155
5,198	Exelon Corp. (c)	221,331
12,010	NextEra Energy, Inc.	653,224
33,890	NV Energy, Inc.	445,653
8,100	Southern Co.	301,644

		2,906,678
	Independent Power Producers & Energy Traders — 0.0% (g)
1,360	Constellation Energy Group, Inc.	43,846

	Multi-Utilities — 1.2%
12,440	PG&E Corp.	565,025
8,890	Public Service Enterprise Group, Inc.	294,081
5,350	SCANA Corp.	215,712
19,080	Xcel Energy, Inc. (c)	438,268

		1,513,086
	Water Utilities — 0.2%
10,270	American Water Works Co., Inc.	238,983

	Total Utilities	4,702,593
	Total Common Stocks (Cost $115,364,169)	125,657,507

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
200,000	U.S. Treasury Note, 1.125%, 06/30/11 (Cost $201,132)	201,312

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
875,057	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.160% (b) (l) (m) (Cost $875,057)	875,057
Investment of Cash Collateral for Securities on Loan — 8.7%
	Investment Company — 8.7%
11,082,641	JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $11,082,641)	11,082,641

	Total Investments — 108.6% (Cost $127,522,999)	137,816,517
	Liabilities in Excess of Other Assets — (8.6)%	(10,892,298)
	NET ASSETS — 100.0%	$126,924,219

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 09/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3	E-mini S&P 500	12/17/10	$170,505	$5,858

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of September 30, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$12,854,548
Aggregate gross unrealized depreciation	(2,561,030)
Net unrealized appreciation/depreciation	$10,293,518
Federal income tax cost of investments	$127,522,999

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$137,615,205	$201,312	$–	$137,816,517
Appreciation in Other Financial Instruments
Futures Contracts	$5,858	$–	$–	$5,858

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended September 30, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

November 26, 2010

By:

/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

November 26, 2010